RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of Risk Management [Abstract]
Disclosure of risk management [text block]

NOTE 4 – RISK MANAGEMENT

Grupo Aval and its subsidiaries in the financial sector, Banco de Bogotá, Banco de Occidente, Banco AV Villas, Banco Popular and Corficolombiana manage risk pursuant to the applicable regulations in each country where they operate and according to Grupo Aval’s internal policies.

The risk framework requires that strong risk management practices are integrated in key strategic, capital and financial planning processes and day-to-day business processes across Grupo Aval, with a goal of ensuring risks are appropriately considered, evaluated and responded to in a timely manner. Grupo Aval employs a risk management process, referred to as identify, measure, monitor and control, as part of the daily activities, among all the risks Grupo Aval manages.

Lines of Defense:  In addition to the role of Executive Officers in managing risk, management has had clear ownership and accountability across the three lines of defense: 1) First Line of defense: Business Units, 2) Second Line of defense: mainly concentrated in the Independent Risk Management departments and 3) Third line of defense: Corporate Audit.

•

Business Units: Include the business lines as well as the Technology and Operations areas which are responsible for appropriately assessing and effectively managing all of the risks associated with their processes.

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Independent Risk Management Units: Risk management areas include risk management and compliance departments. Grupo Aval has other control functions that are not part of these areas but are key in the risk mitigation of non-financial risks, including legal, human resources and certain activities within the Financial and Administrative processes.

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Corporate Audit: Corporate Audit maintain its independence from the first and second lines of defense by reporting directly to the Audit Committee or the Board. Corporate Audit provides independent assessment and validation through testing of key processes and controls across Grupo Aval.

The following sections outline the key risks that are inherent in business activities of the subsidiaries in the financial sector:

Financial risks

Credit risk: the risk of financial loss if a debtor fails to meet its contractual obligations.

Market risk: the risk of loss arising from potential adverse changes in the value of the subsidiaries in the financial sector assets and liabilities or future results, resulting from changes in market variables such as interest rates, foreign exchange rates, equity prices, commodity prices, implied volatilities or credit spreads; this includes the structural interest rate and foreign exchange risks.

Liquidity risk: the risk of being unable to meet contractual and contingent obligations or that the subsidiaries in the financial sector do not have the appropriate amount, composition and tenor of funding and liquidity to support the assets and liabilities requirements (funding liquidity risk). Also includes the capability to manage its investment portfolio in terms of liquidity, duration and currency (market liquidity risk).

Interest rate risk: It is the current or potential risk to equity and profits of a financial subsidiary that arise from adverse movements in interest rates, which affect the positions of the banking book.

Capital risk:  the risk that any of the subsidiaries in the financial sector have an insufficient level and composition of capital to support its business activities and associated risks during both normal economic environments and under stressed conditions. Risk related to the management of capital requirements and adequacy.

Grupo Aval’s subsidiaries in the financial sector are making efforts in the implementation of better practices related with ALCO/ALM committees in order to establish risks policies, limits and systems to measure, monitor and control the funds transfer pricing curve, interest rate risk in banking book and liquidity risk management.

Concentration risk: the risk of potential losses due to a single counterparty, sector or country’s exposure, which may threaten the ability to maintain the core operations of the entity.

Non-Financial Risks

Operational risk: the risk of loss resulting from inadequate or failed processes or systems, human factors, or due to external events that are neither market nor credit related such as technology related events.

Conduct risk: risk derived from inappropriate practices in the dealings with customers, and the treatment of products offered to each particular customer.

Compliance and regulatory risk: risk arising from non-compliance with the legal framework, internal rules or the requirements of regulators and supervisors.

Reputational risk: risk that an action, transaction, investment or event will reduce trust in Grupo Aval’s integrity or competence by its various constituents, including clients, media, public opinion, counterparties, investors, regulators, employees and the broader public.

Moreover, Grupo Aval financial holding will supervise the key risks inherent in the management of financial conglomerates in 2019, as outlined and in compliance with Law 1870 of 2017.  The risks which financial conglomerates are exposed to:

Contagion risk: risk corresponding to the probability of affecting the stability of one or more subsidiaries, in consequence of the deterioration of the general conditions of subsidiaries belonging to the holding.

Strategic risk: risks resulting from changes in Grupo Aval’s strategy or business plan due to changes in general business conditions associated with strategic decisions, such as investments. Strategic risk also includes the risk of poor implementation of decisions and lack of capacity to respond to changes in the business environment.

Concentration risk: the risk of potential losses due to a single exposure to a counterparty, sector or country, which has the capacity to affect the main operation of the entity.

Objective and General Guidelines of risk management

Grupo Aval’s and its subsidiaries of the financial sector objective is to maximize returns for its investors, through proper risk management. The guiding principles of risk management at Grupo Aval are as follows:

a)	Make risk management a part of every institutional process;
b)	Collective decision making for commercial lending of significant amounts;
c)	Extensive and in-depth industry and market knowledge, as a result of the leadership and experienced, stable and seasoned senior management;
d)	Clear risk management policies based on a top-down approach with respect to:
•	Compliance with know-your-customer policies;
•	Commercial loans credit structure based on a clear identification of sources of repayment and of cash flow generation capacity of the borrower;
e)	Use of common credit analysis tools for analysis and loan pricing tools across Grupo Aval’s subsidiaries of financial sector;
f)	Diversification of the commercial loan portfolio with respect to industries and economic groups;
g)	Specialization in consumer product niches;
h)	Extensive use of continuously updated scoring models and credit ratings updated permanently to ensure quality growth of consumer loans with high credit quality;
i)	Conservative policies in terms of:
•	Trading portfolio composition with bias towards lower volatility instruments;
•	Proprietary trading positions; and
•	The variable compensation for the trading staff;

j)Control the position-level based on market risk sensitives (such as VaR, DV01, Delta, Rho and Vega) and credit risk exposures by counterparties;

k)Concentration and diversification limits which are based on market liquidity and volatility, operational capacity, valuation and credit quality of counterparties;

l)Control and follow up the funding and liquidity risk with independent oversight. This includes setting limits related with high quality liquid assets and maturity concentration of financial liabilities among others; and

m)Ensuring of compliance with regulatory limits and reviewing how the current and projected strategy can affect those limits.

Main premises for risk management

Grupo Aval´s risk culture is based on the principles indicated in the section above and they are transmitted to all subsidiaries of the financial sector and business units. The strategy related with risk management is supported by the following guidelines:

a)

In all of Grupo Aval´s subsidiaries of the financial sector, the risk function is independent of the business units. The segregation of functions between the business areas and the risk areas in charge of risk measurement analysis, control and reporting, provide sufficient independence and autonomy for proper risk control.

b)

The decision-making process at the subsidiaries of the financial sector requires that transactions of significant amounts are sent to decision centers such as risk committees. The frequency of meetings of these committees ensures a high degree of agility regarding the resolution of proposals and continuous participation of senior management for administering the different risks.

c)

Grupo Aval has corporate policies for the risk to which it is exposed. The business and risk units of Grupo Aval and its subsidiaries of the financial sector hold orientation meetings based on approaches to risk that are consistent with Grupo Aval´s risk culture.

d)	Grupo Aval has implemented a risk system that is updated on a regular basis to address new conditions in the markets and the risks to which Grupo Aval is exposed.
e)	There are adequate information systems to monitor risk exposure, to ensure compliance and approval policies and, if necessary, to implement proper corrective actions.
f)	Key risks are analyzed on a regular basis, not only when risks materialize or when problems occur during the normal course of business but in a continuous process of risk management.
g)	Grupo Aval and its subsidiaries of the financial sector have training courses on risk culture for all hierarchy levels in the organization.
h)	A risk culture integrated throughout the organization, consisting on a series of attitudes, values, skills and guidelines to action.

Corporate structure of the risk function

Governance of the risk function seeks to ensure that risk decisions are taken appropriately and efficiently and that risks are effectively controlled. The goal is to guarantee that risks are managed in accordance with the guidelines set forth by Grupo Aval. The corporate structure for risk management at the subsidiaries of the financial sector is comprised of the following, top-level risk governance bodies:

•	Board of Directors
•	Risk Management committees
•	Risks Management units
•	Administrative process of risk management
•	Internal Audit Departments

Responsibility for the control and management of risk and, in particular setting Grupo Aval’s risk profile rests ultimately on Grupo Aval’s Board of Directors. The Board has the power to delegate the various committees and it is supported by risk management committees at the subsidiaries of the financial sector.

Grupo Aval Board of Directors

The Board of Directors is the body responsible for establishing the risk profile and for the approval of the general scope for risk management.

Corporate Risk Unit

It is the corporate risk unit, led by Grupo Aval’s Chief Risk Officer, with functions including the following among others: 1) identification and definition of best practices for corporate risk management; 2) support the board and the financial subsidiaries in the construction of the risk appetite. 3) state and ensure the compliance of policies and guidelines that ensure an adequate risk exposure.

Boards of Directors of the Financial Subsidiaries

The Boards of Directors of Grupo Aval’s financial subsidiaries are responsible for adopting the following decisions, among others, with respect to the proper organization of each entity’s risk management system:

•	Define and approve the general policies and strategies related to the internal control system for risk management;
•	Approve the entity’s policies in relation to the management of different risks;
•	Approve trading and counterparty limits, in accordance with defined attributions;
•	Approve exposure limits for different types of risks;
•	Approve different procedures and methodologies for risk management;
•	Ensure the adequate assignment of the human, physical and technical resources required for effective risk management;
•	Set forth the responsibility and attributes assigned to the different positions and areas in charge of risk management;
•	Create and define the functions of the committees that are needed to ensure the proper organization, control and monitoring of operations that generate risk exposure and define their functions;
•	Approve internal control systems for risk management;
•	Require management of Grupo Aval’s financial subsidiaries to submit periodic reports on the levels of exposure to several risks;
•	Evaluate recommendations and corrective actions proposed for risk management processes;
•	Follow-up at regular board meetings, based on periodic risk-management reports submitted by the Audit Committee on measures taken to control or mitigate the more relevant risks; and
•	Approve the nature, scope strategic business and markets in which each subsidiary of the financial sector will operate.

Risk Committees

Grupo Aval´s subsidiaries of the financial sector have, among others, risk management committees comprising members of the Board of Directors which periodically discuss, measure, control and analyze the credit risk management system (SARC for its initials in Spanish), market risk management systems (SARM for its initials in Spanish) and operating risk management system and the management of the business continuity plan (SARO-PCN for its initials in Spanish). Additionally, the subsidiaries of the financial sector also have an asset-liability committee (ALCO) which takes decisions regarding asset and liability management and evaluates the effectiveness of the liquidity risk management system (SARL for is initials in Spanish). Compliance of legal risks is monitored by the General Secretaries of each subsidiary of the financial sector. The functions of these committees include, among others, the following:

•	Proposing adequate policies for managing the risks concerning each committee and the applicable business processes and methodologies to the Board of Directors of each entity;
•	Systematically review the entity’s exposure to risks and take any corrective actions when necessary;
•	Ensuring that actions taken at each subsidiary of the financial sector in relation to risk management are consistent with previous defined levels of risk appetite; and
•	Approve decisions that are within the approval limits established for each committee by each of the financial subsidiaries’ Board of Directors

The risk committees of Grupo Aval subsidiaries of the financial sector are detailed below:

I.     Risk Management Committees of the financial sector subsidiaries

The objective of these committees is to establish policies, procedures and strategies for comprehensive management with respect to credit, market, liquidity, operational, money laundering and terrorism financing risks. Its main duties involve:

•	Measuring the entity’s risk profile;
•	Designing systems to monitor and follow up on levels of exposure to the different risks the entity faces;
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Reviewing and proposing to the Board of Directors the level of tolerance and degree of exposure to risk the entity is willing to assume in the course of its business. This implies evaluating alternatives to align risk appetite in the various risk management systems;

•	Assessing the inherent risks involved in entering new markets, products, segments and countries, among others; and
•	Ensuring that risk management and measurement methodologies are appropriate, given the characteristics and activities of the entity.

II.     Assets and Liabilities Committee of the financial sector subsidiaries

The objective of these committees is to support senior management by establishing risk policies, limits and systems to monitor and measure the effectiveness of the interest rate risk in the banking book management and the liquidity risk management systems (SARL for its initial in Spanish). The main functions, among others, are:

•	Establishing adequate procedures and mechanisms for liquidity management.
•	Monitoring liquidity and interest rate risk exposure reports and Fund Transfer Pricing (FTP) process.
•	Identify the origin of risk exposure through sensitivity analysis, in order to assess the probability of lower returns for the entity or assess the necessity of new liquidity resources.

III.     Audit Committee of Aval and Audit Committees of Subsidiaries of the Financial Sector:

The Audits Committees’ principal objective is to evaluate and monitor the Internal Control System.

The following are the description of the functions for these committees:

•	Proposing, for approval of the Board of Directors, the structure, procedures and methodologies required for the operation of the Internal Control System.
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Assessing the structure of the internal control of the entity, in order to establish if the procedures are designed reasonably to protect its assets, as well as those of third parties under its administration and custody, and if there are controls to verify that transactions are being properly authorized and registered. For such purpose, the areas in charge of the administration of the various systems of risk, the Statutory Auditor and the Internal Auditor submit the established periodical reports to the Committee as well as other reports that the members of the Committee may require.

•	Monitoring risk exposure levels, their potential consequences and establishing risk control or mitigation actions.

Risk Vice-Presidency or its equivalent in the subsidiaries of the financial sector

The Risk Vice-Presidency and its equivalent that figure within the organizational structure of the subsidiaries of the financial sector have, among others, the following functions:

•	Oversee adequate compliance of the policies and procedures established by the Board of Directors and the various committees for risk management.
•	Designing methodologies and procedures to be followed by the administration for risk management.
•	Establishing ongoing monitoring procedures to allow timely identification of any deviation relating to compliance of the policies established for risk management.
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Preparing timely reports for the different risk committees, the Board of Directors of each subsidiaries of the financial sector and for the government entities in charge of control and supervision of the subsidiaries of the financial sector in relation with compliance of risk policies.

Administrative Processes of Risk Management

In accordance with the respective business models, each subsidiary of the financial sector of Grupo Aval has well defined structures and procedures, including manuals on administrative processes that must be followed for managing different risks. The entities use the different technological tools, for the analysis, monitoring and control of the various risks.

Internal Audit

The internal audit units at each subsidiary of financial sector act under independent criteria and, in performance of their functions, carry out periodic independent compliance assessments of risk management policies and procedures followed by the entities for the managing of risks and environment controls. Reports are submitted directly to the audit committees, responsible for monitoring the risk to which they are exposed to and adopt corrective measures, if necessary.

In addition to the Internal Audit Units at the financial sector subsidiaries, there is a corporate control unit which ensures the compliance of our financial sector subsidiaries with corporate policies. The corporate controller participates in the audit committees of the most significant subsidiaries. The corporate control unit performs periodic independent audits of Grupo Aval´s subsidiaries to monitor their compliance with risk management policies. Its reports are presented directly to senior management at each of the subsidiaries and to the corresponding audit committees including the audit committee of the holding company.

Grupo BAC Credomatic

Grupo BAC Credomatic (hereinafter referred to as BAC) has its main operations located in Central America and is consolidated under Banco de Bogotá through its subsidiary Leasing Bogotá Panamá. BAC has its own policies, functions and risk management procedures, subject to approval by Banco de Bogotá.

Risk management and periodic risk surveillance are carried out through the following bodies of corporate governance which were, established both at a regional level as well as in the countries where Grupo BAC operates: Committee of Integral Risk Management, Committee of Assets and Liabilities (ALCO), Committee of Compliance, Credit Committee, Investment Committee and Audit Committee.

Regarding credit risk management, BAC has a centralized structure, led by a Chief Risk Officer (CRO), who reports to the CEO. The Regional Credit Committee, whose members include the CEO, the CRO, and members of the Corporate Risk Unit of Grupo Aval and Banco de Bogotá, is responsible for submitting credit policies and procedures at a regional level for the Board of Directors approval. This committee is responsible for monitoring the loan portfolio. The regional credit committee is also responsible for the final decision on loans exceeding the credit limits delegated to each individual country. While local risk managers report to the local head, observance of regional policies and procedures are reported to the CRO.

Regarding market risk, BAC manages an investment policy and asset and liability policy at a regional level, setting guidelines for establishing country and counterparty risk limits, as well as limits to foreign currency positions and guidelines for liquidity risk management, interest rate and exchange rate risks. The Regional Committee of Assets and Liabilities, which is composed by members of BAC Board of Directors, is responsible for the establishment of regional risk management policies.

Non-financial Subsidiaries

With the objective of strengthening the second line of defense for its risk management and internal control, as well as to expand the scope of its oversight to non-financial subsidiaries the Government, Risk and Compliance (GRC) Vice Presidency was created in Corficolombiana. During 2018, a diagnosis to measure the status of the GRC's capabilities was carried out. This lead to the initiation of the corporate project that involved the strengthening the team incharge, the design of methodologies, risk management and compliance reports as well as their subsequent implementation in the non-financial subsidiaries throughout 2019. This activity is currently under development and includes subsidiaries in the infrastructure, energy and gas sectors.

The Board of Directors of each subsidiary is given the faculty to establish guidelines in terms of risk policies and risk monitoring processes. For companies falling within the non-finacial sector that are part of Corficolombiana’ s equity investment portfolio, each entity will coordinate the implementations of risk management systems in line with those of Corficolombiana, based on the good practices established by law and those found in the Corficolombiana’s polices.

Moreover, Corficolombiana must ensure that, controlled non-financial sector subsidiaries follow Grupo Aval’s guidelines of Grupo Aval in relation to risk management.

Control Environment

The risk management model of the financial sector subsidiaries promotes a control environment that ensures the appropriate control and integrated view for all individual risks. This control is executed at all the business segments and for each type of risk in order to ensure that the exposures and overall risk profile are within the framework of the mandates established by both the Board of Directors and the regulators. The main elements ensuring effective control are:

•	The assignment of responsibilities in risk-generating functions through decision-making and due control of their activity;
•	Specialized control of each risk factor;
•	The supervision of all risks;
•	The assessment of control mechanisms; and
•	Independent assessment by internal audit

New Risk Framework by the Colombian Superintendency of Finance (SFC)

From 2019 on, the Colombian Superintendency of Finance (SFC) will supervise the financial holdings in Colombia, including Grupo Aval. The implementation of this supervision will be achieved in stages.

On September 17, 2017, the regulation of financial conglomerates (Law 1870 of 2017) was issued, which, together with Decree 774 of May 6, 2018, established the minimum adequate capital level for Grupo Aval as a financial conglomerate. The level of adequate capital for financial conglomerates cannot be less than the sum of the capital of subordinates in the financial sector. However, there are detailed rules for determining the capital of the financial conglomerate, including the deduction of capital investments in certain subsidiaries. Decree 774 of 2018 established an 18-month transition period, which expires on November 6, 2019 and, therefore, the minimum capital requirement of Grupo Aval will be based on the consolidated financial statements as of December 31, 2019.

Additionally, on August 6, 2018, Decree 1477 was issued, which aligns the capital requirements of Colombian financial institutions with the Basel III standards, specifically, the definitions of level 1 and level 2 of capital and weighted risk assets and incorporating reserves for the conservation of capital for important systemic entities. Decree 1477 includes a transition period of 18 months, which expires on February 6, 2020 and, therefore, the obligation of the financial subordinates of Grupo Aval to comply with the requirements of Decree 1477 will be based on the financial statements at March 31, 2020.

The preliminary calculations, based on the consolidated information of the subsidiaries of Grupo Aval as of September 30, 2018, have been prepared incorporating the requirements established in Decrees 774 and 1477. These calculations indicate that all the subordinates of the financial sector and the Group Aval, like the holding company of the conglomerate, may comply with the mentioned requirements.

Besides this, the SFC is implementing a new risk framework ‘SIAR’ (comprehensive risk management system for its acronym in Spanish). The objective of this framework is to implement and build a strong risk culture inside the organizations, with the necessary controls in order to operate adequately and clearly define policies and procedures to:

•	Identify, measure, control and monitor all the risks of the company as a whole and in each one of its business units;
•	Establish clear information and communication policies;
•	Establish a continuous training program in risk management at all levels in the company;
•	Generate a strong risk culture in which the anticipation of macroeconomic and key financial variables is present.
•	Have strong ethic values as well as integrity at every level of the company;
•	Clearly defined organizational structure; and
•	Establish a risk appetite ‘MAR’ (Risk Appetite Framework for its acronym in Spanish).

The SIAR will include at least the following risks, to managed by the companies with a comprehensive view:

•	Credit;
•	Market;
•	Liquidity;
•	Operational;
•	Country; and
•	Counterpaty

Disclosure of risk management, credit risk [text block]

Financial Risk Review

4.1          Credit Risk

4.1.1          Consolidated Credit Risk Exposure

Grupo Aval´s subsidiaries are exposed to credit risk, consisting of the risk of financial loss as a result of the failure of the debtor to meet its contractual obligations in financial transactions on a timely and complete manner. Exposure to credit risk for Grupo Aval and its subsidiaries is a result of credit activities and transactions with counterparties.

The maximum exposure to credit risk of Grupo Aval, at a consolidated level is reflected in the carrying value of financial assets in the statement of financial position of Grupo Aval as of December 31, 2018 and 2017 as follows:

Account
Assets	December 31, 2018		December 31, 2017 (1)
Cash and cash equivalents (**)	Ps.	21,955,901	Ps.	16,531,811
Debt securities held for trading		3,762,978		2,650,536
Debt securities FVTPL		31,256		—
Debt securities FVOCI (2017 – available-for-sale)		18,935,757		17,790,127
Debt securities at amortized cost (2017 – held-to-maturity)		2,972,616		2,899,039
Derivatives instruments		768,686		328,392
Hedging derivatives		30,138		55,261
Loans
Commercial		102,408,977		99,428,894
Consumer		55,455,064		50,382,895
Mortgage		18,592,103		16,151,299
Microcredit		425,697		409,688
Other accounts receivable FVTPL		2,488,414		2,282,611
Other accounts receivable at amortized cost		7,069,120		4,466,134
Total financial assets with credit risk	Ps.	234,896,707	Ps.	213,376,687
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		3,446,601		3,495,921
Credit commitments		27,479,080		23,727,317
Total exposure to credit risk outside of the statement of financial position	Ps.	30,925,681	Ps.	27,223,238
Total maximum exposure to credit risk	Ps.	265,822,388	Ps.	240,599,925

(**)   Not including funds in custody by the entity (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2.5

For guarantees and commitments to extend the credit amounts, the maximum exposure credit risk is the amount of the commitment. Credit risk is mitigated by guarantees and collaterals as described in note 4.1.4 Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements.

Each of Grupo Aval´s financial subsidiaries assume the credit risk for both the credit activity itself, which includes commercial, consumer, mortgage and microcredit credit lending and treasury activities, including interbank loans, investment portfolio management, derivatives and foreign currency trading activities, among others. Despite being independent businesses, the nature of insolvency risk of the borrower or counterparty is similar and therefore the criteria in which they are evaluated is similar.

Loans are recorded at amortized cost on the statement of financial position and are classified as commercial, consumer, mortgages, and microcredit. Due to the significance of the financial leasing portfolio for Grupo Aval, these amounts are also presented separately in all the tables for disclosure purposes:

December 31, 2018

	Balance in Statement		Leasing presentation		Balance according to
Portfolio segment	of financial position		adjustment		disclosure
Commercial	Ps.	102,408,977	Ps.	(9,858,952)	Ps.	92,550,025
Consumer		55,455,064		(254,483)		55,200,581
Residential mortgage		18,592,103		(1,312,741)		17,279,362
Microcredit		425,697		—		425,697
Financial leasing		—		11,426,176		11,426,176
Total portfolio	Ps.	176,881,841	Ps.	—	Ps.	176,881,841

December 31, 2017

	Balance in Statement		Leasing presentation		Balance according to
Portfolio segment	of financial position		adjustment		disclosure
Commercial	Ps.	99,428,894	Ps.	(9,892,400)	Ps.	89,536,494
Consumer		50,382,895		(226,764)		50,156,131
Residential mortgage		16,151,299		(1,047,766)		15,103,533
Microcredit		409,688		—		409,688
Financial Leasing		—		11,166,930		11,166,930
Total portfolio	Ps.	166,372,776	Ps.	—	Ps.	166,372,776

4.1.2          Loan and Counterparty Approval Process for subsidiaries in the financial sector

The principles and rules for credit management and credit risk for each financial subsidiary are contained in the credit manual, both for commercial banking activity and treasury activity. Evaluation criteria to measure credit risk follows the principal instructions set forth by the Treasury and Credit Risk Committees.

The maximum authority regarding lending is the Board of Directors for each bank, which approves the general policy and has the capacity to approve large size transactions. In the normal banking operation, authorizations for approval of loans and lines of credit depend on the amounts, credit quality, tenor and security collateral / guarantees offered by the client. The Board of Directors of each bank has delegated part of its lending authorities to different committees and executives who process the credit requests and are responsible for the analysis and follow-up.

Additionally, for the approval of credits, certain considerations are taken into account including but not limited to, the probability of default and the recovery percentage of guarantees received, tenor and concentration by economic sector.

Regarding the operations for treasury activities, the Board of Directors approves the lines of credit for counterparts. Risk control is essentially carried out through three mechanisms: annual approval of lines of credit, quarterly solvency evaluations for issuers and a report on concentrations for each client or economic group.

Although each financial subsidiary is responsible for its credit decisions and risk management, Grupo Aval as a holding, through the Corporate Risk Unit oversees the implementation of appropriate risk management controls at the financial subsidiaries and has established upward loan reporting processes. The holding’s risk management staff meets on a weekly basis to discuss our subsidiaries’ loan portfolio, developments in industry, risks and opportunities. Grupo Aval also coordinates loan syndication among our banks to effectively leverage the combined equity of our banks and manage any risk issues.

Each subsidiary of the financial sector has a Credit Risk Management System, which is managed by the credit vice-presidency or its equivalent, and includes, among others, the design, implementation and evaluation of policies and risk mechanisms defined by the Credit and Treasury Risk Committee and the Board of Directors. The operation of the Credit Risk Management System has resulted in the integration of risk measurement tools into the credit approval process in each of the financial subsidiaries.

Each subsidiary of the financial sector has two models for evaluating credit risk for the approval of commercial loans: the financial ratings model, statistical models based on financial information of the client, which are used in the approval process and for the management and follow-up of the portfolio. The second model is based on the client´s financial ratings and its historical payment behavior with the bank, used in the process of client rating. For retail loans (including mortgage loans and auto loans) models are based on sociodemographic variables and the historical payment behavior of the clients.

4.1.3          Credit quality analysis

The Credit-risk Monitoring Process and Credit rating of the loan portfolio

The monitoring process and follow-up of credit risk of each financial subsidiary is carried out in several steps including the follow-up and management of daily collections based on overdue portfolio analysis by vintages, risk level rating, permanent follow-up of high risk clients, restructuring processes of operations and the receipt of foreclosed assets as payment.

The subsidiaries of the financial sector generate a list of past due loans and based on such analysis, different financial subsidiaries personnel carry out collection procedures by telephone calls, emails, or written collection.

On a monthly basis the financial subsidiaries classify each client in one of these categories: Category A-Normal, B‑Subnormal, C-Deficient, D-Doubtful recovery and E- Unrecoverable, based on the statistical models that each subsidiary has.

On a quarterly basis each financial subsidiary evaluates the commercial portfolio by economic sectors, where macro-sectors are evaluated with the purpose of monitoring the concentration per economic sector and the risk level of each one.

Every six-months each financial subsidiary carries out an individual analysis of the credit risk based on updated financial information of the client, payment record, collateral security/guarantees received, credit bureau reports and other qualitative information available; based on the information, clients are classified by risk level as mentioned above.

Each of the risk categories is explained as follows:

Category A — “Normal risk”: Loans and finance leases in this category are appropriately serviced. The debtor’s financial statements or its projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity.

Category B — “Acceptable risk, above normal”: Loans and finance leases in this category are adequately serviced and protected. But there are weaknesses which may potentially affect, on a transitory or permanent basis, the debtor’s paying capacity or its projected cash flows, to the extent that, if not timely corrected, would affect the collection of the credits as contracted.

Category C — “Appreciable risk”: Loans and finance leases in this category have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations.

Category D — “Significant risk”: Loans and finance leases in this category have the same deficiencies as loans in category C, but to a larger extent; consequently, the probability of collection is highly doubtful.

Category E — “Risk of non-recoverability”: Loans and finance leases in this category are deemed uncollectible.

For mortgage loans and microcredits, the previous classification by risk levels is carried out monthly considering the number of days past due.

In addition, the credit risk exposure is administered through a periodic analysis of the borrowers (or potential borrowers) to determine the repayment capacity of capital and interest. The credit risk exposure is also mitigated partly by obtaining collateral security, corporate and personal guarantees.

The following table sets out information about the credit quality of financial assets measured at amortized cost. Unless specifically indicated, for financial assets, the amounts in the table represent gross carrying amounts. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Based on the foregoing classifications, each financial subsidiary establishes and executes collection strategies directed at maximizing the collection of the loan portfolio.

As of December 31, 2018, and 2017, the following is a summary of the portfolio credit by risk level rating. Explanation of the terms: Stage 1, Stage 2 and Stage 3 are included in Note 2 (2.6) (ix), and explained in detail in Note 4.1.5 (Measurement of ECL).

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017 (1)
Commercial
“A” Normal risk	Ps.	83,532,853	Ps.	195,949	Ps.	183,263	Ps.	83,912,065	Ps.	82,217,135
“B” Acceptable risk		565,266		1,220,838		491,062		2,277,166		2,093,079
“C” Appreciable risk		88,802		227,429		2,680,090		2,996,321		2,735,103
“D” Significant risk		1,290		36,295		1,548,951		1,586,536		1,620,293
“E” Risk of nonrecoverability		3,008		10,350		1,764,579		1,777,937		870,884
Commercial portfolio gross balance	Ps.	84,191,219	Ps.	1,690,861	Ps.	6,667,945	Ps.	92,550,025	Ps.	89,536,494
Consumer
“A” Normal risk		47,782,665		1,815,283		19,295		49,617,243		45,794,015
“B” Acceptable risk		799,326		1,004,173		12,805		1,816,304		1,364,520
“C” Appreciable risk		128,850		1,149,796		458,474		1,737,120		1,232,881
“D” Significant risk		23,896		228,509		1,070,538		1,322,943		1,256,089
“E” Risk of nonrecoverability		6,568		37,819		662,584		706,971		508,626
Consumer portfolio gross balance	Ps.	48,741,305	Ps.	4,235,580	Ps.	2,223,696	Ps.	55,200,581	Ps.	50,156,131
Mortgage
“A” Normal risk		15,478,116		563,066		20,965		16,062,147		14,208,051
“B” Acceptable risk		72,557		337,093		3,059		412,709		324,925
“C” Appreciable risk		13,547		418,754		35,318		467,619		326,237
“D” Significant risk		151		11,632		101,164		112,947		79,707
“E” Risk of nonrecoverability		1,686		5,196		217,058		223,940		164,613
Mortgage portfolio gross balance	Ps.	15,566,057	Ps.	1,335,741	Ps.	377,564	Ps.	17,279,362	Ps.	15,103,533
Microcredit
“A” Normal risk		344,424		2,897		194		347,515		341,194
“B” Acceptable risk		162		10,542		—		10,704		11,871
“C” Appreciable risk		71		7,519		—		7,590		6,742
“D” Significant risk		35		2,980		5,671		8,686		7,342
“E” Risk of nonrecoverability		31		1,436		49,735		51,202		42,539
Microcredit portfolio gross balance	Ps.	344,723	Ps.	25,374	Ps.	55,600	Ps.	425,697	Ps.	409,688
Financial leasing
“A” Normal risk		9,818,788		79,008		26,299		9,924,095		9,874,243
“B” Acceptable risk		267,541		183,862		61,275		512,678		489,323
“C” Appreciable risk		45,418		56,561		217,937		319,916		394,534
“D” Significant risk		178		10,403		477,820		488,401		309,726
“E” Risk of nonrecoverability		446		114		180,526		181,086		99,104
Financial leasing portfolio gross balance	Ps.	10,132,371		329,948		963,857		11,426,176	Ps.	11,166,930
Gross balance of financial assets per credit portfolio	Ps.	158,975,675	Ps.	7,617,504	Ps.	10,288,662	Ps.	176,881,841	Ps.	166,372,776
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2.5 (B)

Credit quality of financial assets (excluding loan portfolio)

The following is the breakdown of the different financial assets excluding loan portfolio, by credit risk level and type of issuer based on the rating issued by the independent credit rating agency. A financial asset is considered investment grade if its credit rating is BBB- or higher by Standard & Poor’s, or Baa3 or higher by Moody’s, or F3 or higher by Fitch Ratings Colombia S.A, or BRC3 or higher by BRC of Colombia. A financial asset is considered speculative or non-investment grade if its credit rating is BB+ or lower by Standard & Poor’s, or Ba1 or lower by Moody’s, or BB+ or lower by Fitch Ratings Colombia S.A, or BRC4 or lower by BRC of Colombia.

a)Trading investment in debt securities (a)

	December 31, 2018		December 31, 2017
Investment grade
Sovereign (*)	Ps.	2,270,642	Ps.	1,231,219
Other public entities (**)		128,546		70,064
Corporate		30,207		68,286
Financial entities		1,101,157		1,007,540
Total investment grade	Ps.	3,530,552	Ps.	2,377,109
Speculative grade
Sovereign (*)	Ps.	98,155	Ps.	92,931
Central banks		12,914		34,095
Financial entities		117,594		129,985
Total Speculative grade	Ps.	228,663	Ps.	257,011
Without grade or not available
Corporate	Ps.	3,763	Ps.	16,416
Total without grade or not available	Ps.	3,763	Ps.	16,416
	Ps.	3,762,978	Ps.	2,650,536

(a)    Investments measured at fair value in the Statement of Financial Position, see note 2 (2.8).

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general including regional and local governments.

b)	Investments in debt securities at FVTPL

	December 31, 2018		December 31, 2017 (1)
Investment grade
Corporate		31,256		—
Total investment grade	Ps.	31,256	Ps.	—

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

c)Investments in debt securities at FVOCI (2017 - Available-for-sale financial assets (1))

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017 (1)
Investment grade
Sovereign (*)	Ps.	11,492,538	Ps.	—	Ps.	—	Ps.	11,492,538	Ps.	10,157,239
Other public entities (**)		497,634		—		—		497,634		662,702
Corporate		135,985		—		—		135,985		148,738
Financial entities		2,732,127		—		—		2,732,127		2,975,485
Multilaterals		118,657		—		—		118,657		104,885
Total investment grade	Ps.	14,976,941	Ps.	—	Ps.	—	Ps.	14,976,941	Ps.	14,049,049
Speculative grade
Sovereign (*)	Ps.	1,994,205	Ps.	54,587	Ps.	—	Ps.	2,048,792	Ps.	1,432,083
Central banks		1,066,822		64,918		—		1,131,740		1,356,874
Corporate		61,485		132,817		—		194,302		274,450
Financial entities		375,352		201,002		—		576,354		642,592
Total speculative grade	Ps.	3,497,864	Ps.	453,324	Ps.	—	Ps.	3,951,188	Ps.	3,705,999
Default
Corporate	Ps.	—	Ps.	—	Ps.	7,628	Ps.	7,628	Ps.	34,516
Total default	Ps.	—	Ps.	—	Ps.	7,628	Ps.	7,628	Ps.	34,516
Without grade or not available
Corporate	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	563
Total without grade or not available	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	563
	Ps.	18,474,805	Ps.	453,324	Ps.	7,628	Ps.	18,935,757	Ps.	17,790,127

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

d)Investments in debt securities at amortized cost (2017 - Held-to-maturity investments (1))

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017 (1)
Investment grade
Sovereign (*)	Ps.	32,321	Ps.	—	Ps.	—	Ps.	32,321	Ps.	27,288
Other public entities (**)		2,931,172		—		—		2,931,172		2,839,286
Financial entities		9,123		—		—		9,123		8,635
Total investment grade	Ps.	2,972,616	Ps.	—	Ps.	—	Ps.	2,972,616	Ps.	2,875,209
Without grade or not available
Financial entities		—		—		—		—		23,830
Total without grade or not available	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	23,830
	Ps.	2,972,616	Ps.	—	Ps.	—	Ps.	2,972,616	Ps.	2,899,039

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

e)Other accounts receivable at FVTPL

	December 31, 2018		December 31, 2017
Investment grade
Sovereign (*)	Ps.	2,488,414	Ps.	2,282,611
Total investment grade	Ps.	2,488,414	Ps.	2,282,611

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

f)Other accounts receivable at amortized cost (1)

Evaluated using general approach

The following table provides information about the exposure to credit risk and ECLs for other accounts receivable and contract assets for corporate customers as of December 31, 2018. The credit quality of these financial assets follows the methodology of the probability of default of Debt securities and other liquid financial assets (See note 4.1.5).

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017
Investment grade
Sovereign (*)	Ps.	2,631,235	Ps.	—	Ps.	—	Ps.	2,631,235	Ps.	786,018
Financial entities		340,265		—		—		340,265		314,848
Total investment grade	Ps.	2,971,500	Ps.	—	Ps.	—	Ps.	2,971,500	Ps.	1,100,886
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

The following table provides information about the exposure to credit risk and ECLs by segment for accounts receivable related to gas and energy services, the methodology to estimate the ECLs is the same as in Loan and Receivable (See note 4.1.5):

	December 31, 2018								December 31,
	Stage 1		Stage 2		Stage 3		Total		2017
Segmentation
Contributions	Ps.	71,903	Ps.	—	Ps.	—	Ps.	71,903	Ps.	130,552
Gas		232,445		134,519		77,693		444,657		375,914
Energy		37,455		3,563		98,154		139,172		99,841
Other accounts receivable		54,046		—		—		54,046		126,253
Total segmentation	Ps.	395,849	Ps.	138,082	Ps.	175,847	Ps.	709,778	Ps.	732,560

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Evaluated using simplified approach

Grupo Aval uses probability matrix to measure the ECL for other receivables from individual customers, which have small balances.

The weighted-average loss rate is calculated using a “rolling rate” method base on the probability that a receivable will progress through successive stages of default until write off. The rolling rate is calculated for exposures in different segments and separately accordance with the following common features of credit risk.

The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets from individual customers as of December 31, 2018.

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2018	rate	amount		allowance		impaired
0–30 days past due	1.15%		2,846,086		32,622	—
31–60 days past due	6.70%		111,636		7,485	—
61–90 days past due	9.39%		31,625		2,970	—
More than 90 days past due	47.32%		398,495		188,583	398,495
		Ps.	3,387,842	Ps.	231,660

The loss rates are based on the experience of real credit loss in the last seven years. These rates are multiplied by factors to reflect the differences between the economic conditions during the period in which the historical data were collected, the current conditions and the opinion of the entities of Grupo Aval about the economic conditions during the expected lives of the accounts receivable.

g)Derivative instruments

The details of credit rating determined by independent credit rating agents of counterparties in trading derivative and hedge derivatives are as follows.

Credit worthiness	December 31, 2018		December 31, 2017
Investment grade	Ps.	755,218	Ps.	312,426
Speculative		9,926		503
Without grade or not available		33,680		70,724
Total	Ps.	798,824	Ps.	383,653

The following table shows an analysis of counterparty credit exposures arising from derivative transactions:

Trading derivatives

	Total		Central counterparties
	Notional	Fair	Notional	Fair
	amount	value	amount	value
2018
Derivative assets	34,950,958	768,686	5,997,311	—
Derivative liabilities	31,237,110	811,305	1,977,284	32
2017
Derivative assets	31,835,928	328,392	4,558,472	—
Derivative liabilities	29,015,306	298,665	5,324,037	—

Hedge derivatives

	Total		Central counterparties
	Notional	Fair	Notional	Fair
	amount	value	amount	value
2018
Derivative assets	2,493,849	30,138	1,280,402	—
Derivative liabilities	8,722,602	195,539	4,601,646	—
2017
Derivative assets	4,233,151	55,261	1,632,248	—
Derivative liabilities	3,377,903	13,464	1,541,236	—

Derivative transactions of Grupo Aval are collateralized by cash of Ps. 214,379 as of December 31, 2018, and of Ps. 12,205 as of December 31, 2017, see note 4.1.10 “Offset of financial assets and financial liabilities”.

h)Cash and cash equivalents

The Group held cash and cash equivalents of Ps. 28,401,283 as of December 31, 2018 (2017: Ps. 22,336,838). The cash and cash equivalents are held with central banks and financial institution counterparties that are rated at least AA- to AA+, based on Standard & Poor’s ratings. The following table shows an analysis of counterparty credit exposures:

	December 31, 2018		December 31, 2017
Investment grade	Ps.	13,988,666	Ps.	9,391,266
Central bank		3,794,411		3,820,538
Financial entities		10,194,255		5,570,728
Speculative grade		7,707,990		6,679,084
Central bank		7,264,128		5,993,380
Financial entities		443,862		685,704
Without grade or not available		259,245		461,461
Central bank		2,338		1,469
Financial entities		256,907		459,909
Others		—		83
Cash and cash equivalent with third parties	Ps.	21,955,901	Ps.	16,531,811
Cash held by entity (**)		6,445,382		5,805,027
Total	Ps.	28,401,283	Ps.	22,336,838

(**)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

4.1.4          Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements

The exposure to credit risk for each of Grupo Aval´s financial subsidiaries is reduced by collateral and other credit enhancements. The existence of collateral security / guarantees can be a necessary measure but not a determinant for the approval of a credit. Credit risk policies of Grupo Aval require an evaluation of the debtor’s payment capacity based on the debtor´s ability to generate the resources needed for the timely and complete payment of its obligations.

Credit risk management includes the following activities:

•

Analysis of credit risk: For commercial lending, tools are used for the individual evaluation of credits based on payment capacity supported on cash generation, credit rating models with inputs from historical and projected financial condition, and on the payment history of the debtor with the financial sector. For consumer lending (including mortgages and auto financing), scoring models are based on socio-demographic variables and payment history.

•

Evaluation of collateral security / guarantees with appropriate debt coverage in accordance with the credit policies of each financial subsidiary. Collateral security includes mortgages on real estate, pledge on assets, cash deposits and investments.

•	Evaluation of the liquidity of the collateral security / guarantees received.

The methods used for the evaluation of collateral security / guarantees are aligned with the market practices and include the use of independent real estate appraisers or the market value of securities. All collateral security / guarantees must be legally evaluated and drafted following the parameters of applicable legal regulations.

Residential mortgage lending

The following tables stratify credit exposures from mortgage loans and advances to retail customers by ranges of loan-to-value (LTV) ratio. LTV is calculated as the ratio of the gross amount of the loan – or the amount committed for loan commitments – to the value of the collateral. The value of the collateral for residential mortgage loans is based on the collateral value at origination updated based on changes in house price indices. For credit-impaired loans the value of collateral is based on the most recent appraisals.

	December 31, 2018		December 31, 2017
LTV ratio
Less than 50%	Ps.	6,414,097	Ps.	5,243,564
51 – 70%		6,678,883		5,912,568
71 – 90%		4,890,501		4,412,544
91 – 100%		426,810		419,521
More than 100%		181,812		163,102
Total	Ps.	18,592,103	Ps.	16,151,299

Credit-impaired mortgage loans

	December 31, 2018		December 31, 2017
LTV ratio
Less than 50%	Ps.	99,462	Ps.	74,258
51 – 70%		146,568		108,222
More than 70%		177,821		131,990
Total	Ps.	423,851	Ps.	314,469

As of December 31, 2018, and 2017, the following chart shows the detail of the credit portfolio per type of guarantees received as support of credits granted by Grupo Aval at a consolidated level:

									Finance
December 31, 2018	Commercial		Consumer		Mortgages		Microcredit		Leases (1)		Total
Unsecured credits	Ps.	49,721,150	Ps.	47,305,167	Ps.	3,572	Ps.	289,518	Ps.	44,221	Ps.	97,363,628
Loans secured by other banks		362,128		7,378		—		—		6,102		375,608
Collateralized credits:
Mortgages		506,687		68,191		17,200,445		4,040		4,644		17,784,007
Other real estate		15,943,414		1,428,950		4,432		542		116,884		17,494,222
Investments in equity instruments		502,408		553		—		—		—		502,961
Deposits in cash or cash equivalents		1,147,457		156,229		—		—		—		1,303,686
Leased machineries and vehicles		—		—		—		—		9,221,950		9,221,950
Fiduciary agreements, standby letters and guarantee funds		9,316,479		38,516		70,174		97,946		361,515		9,884,630
Pledged income		3,262,967		303		—		—		10,397		3,273,667
Pledges		3,316,543		5,773,201		477		668		6,379		9,097,268
Other assets		8,470,792		422,093		262		32,983		1,654,084		10,580,214
Total gross loan portfolio	Ps.	92,550,025	Ps.	55,200,581	Ps.	17,279,362	Ps.	425,697	Ps.	11,426,176	Ps.	176,881,841

									Finance
December 31, 2017	Commercial		Consumer		Mortgages		Microcredit		Leases (1)		Total
Unsecured credits	Ps.	51,074,506	Ps.	42,566,151	Ps.	6,859	Ps.	275,701	Ps.	52,179	Ps.	93,975,396
Loans secured by other banks		350,562		4,284		—		—		4,803		359,649
Collateralized credits:
Mortgages		865,857		62,174		15,025,672		4,811		6,127		15,964,641
Other real estate		13,126,277		1,248,808		4,290		1,168		120,909		14,501,452
Investments in equity instruments		433,041		1,077		—		—		—		434,118
Deposits in cash or cash equivalents		2,172,911		141,891		—		101		—		2,314,903
Leased machineries and vehicles		—		—		—		—		9,151,139		9,151,139
Fiduciary agreements, standby letters and guarantee funds		8,129,469		36,204		64,250		102,698		364,938		8,697,559
Pledged income		3,032,277		266		22		—		11,478		3,044,043
Pledges		3,859,626		5,728,752		1,597		1,290		20,452		9,611,717
Other assets		6,491,968		366,524		843		23,919		1,434,905		8,318,159
Total gross loan portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776
(1)	See Note 4.1.1

4.1.5          Amounts arising from Expected Credit Loss (ECL)

Definition of Default

Grupo Aval considers a financial asset to be in default when:

•	The borrower is unlikely to pay its credit obligations to Grupo Aval in full. Without prejudice, Grupo Aval takes actions such as realizing collateral (if any is held);
•

The borrower is more than 90 days past due on any material credit obligation other than mortgages to Grupo Aval. Overdrafts are considered past due once the customer has breached the allowed tenor or been advised of the reduction of the limit;

•	For mortgages when the borrower is more than 180 days past due;
•	The borrower has filed for bankruptcy proceedings, such as Law 1116; or
•	In the case of fixed income financial securities, the following concepts among others apply:
•	External rating of the issuer or instrument in rating D under Standard & Poor’s and Fitch Ratings scale or rating C under Moody’s scale;
•	Contractual payments are not made on the due date;
•	There is a very high probability of suspension of payments;
•	The issuer likely to go bankrupt or file for bankruptcy or similar action; or
•	The financial asset no longer has an active market given its financial difficulties.

In assessing whether a borrower is in default, Grupo Aval considers indicators the following:

•	Qualitative: e.g. breaches of non-financial covenants;
•	Quantitative: e.g. breaches of financial covenants, overdue status and non-payment of another obligation of the same issuer to Grupo Aval; and
•	Based on internally historical or developed data and obtained from external sources.

Inputs used in the assessment of whether a financial instrument is in default and their significance may vary over time to reflect changes in circumstances.

Inputs, assumptions and techniques used to estimate expected credit loss allowance

Credit risk models measures the exposure for individual counterparties, on the basis of the following parameters: Probability of default (PD), loss given default (LGD) and exposure at default (EAD). For a specific credit facility (Loans, debt securities, other liquid financial assets, other accounts receivable, loan commitments and financial guarantee contracts) the product of these three parameters results in the expected credit loss. See accounting policy in Note 2 (2.6 ix).

Measurement of ECL

The key inputs for the measurement of ECLs are usually the term structures of the following variables:

•	Probability of default (PD);
•	Loss given default (LGD); and
•	Exposure at default (EAD).

The estimation of these parameters depends on the credit facility. Loans methodology uses information derived from internally developed statistical models, comprising both quantitative and qualitative factors, and other historical data. On the other hand, debt securities methodology incorporates relevant external market information or international credit ratings.

Grupo Aval estimates LGD parameters based on the history of recovery rates of claims against defaulted counterparties. The LGD models considers the structure, collateral, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. For loans secured/ guaranteed by real estate, loan-to-value (LTV) ratios will be a key parameter in determining LGD. Estimates are calibrated for different economic scenarios and, for real estate lending, to reflect possible changes in property prices.

EAD represents the expected exposure in the event of default. Grupo Aval derives the EAD from the current exposure to the counterparty and potential changes to the current amount allowed under the contract, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default. For lending commitments and financial guarantees, the EAD considers the amount drawn, as well as potential future amounts that may be drawn or repaid under the contract, which are estimated based on historical observations and forward-looking forecasts.

Subject to using the Lifetime PD for financial assets for which credit risk has significantly increased, Grupo Aval measures ECLs considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which there is exposure to credit risk, even if for risk management purposes, Grupo Aval considers a longer period. The maximum contractual period extends to the date at which Grupo Aval has the right to require repayment of an advance or terminate a loan commitment or guarantee.

For retail overdrafts, credit cards, and certain corporate revolving facilities that include both a loan and an undrawn commitment component, Grupo Aval measures ECLs over a period longer than the maximum contractual period if Grupo Aval’s contractual ability to demand repayment and cancel the undrawn commitment does not limit Grupo Aval’s exposure to credit losses to the contractual notice period. These facilities do not have a fixed term or repayment structure and are managed on a collective basis. Grupo Aval can cancel them with immediate effect, but the contractual right is not enforced in the normal day-to-day management, but rather when Grupo Aval becomes aware of an increase in credit risk of a particular facility. This longer period is estimated considering the credit risk management actions that Grupo Aval expects to mitigate ECLs. In order to estimate the expected lifetime of ECL's credit card facilities, Grupo Aval has analyzed the origination policies/procedures and credit risk management actions, and the observed period of time which credit card facilities remains in the portfolio once it has been in Stage 2.

Where modelling of a parameter is carried out on a collective basis, the financial instruments are grouped based on shared risk characteristics that include:

•	Instrument type;
•	Credit risk ratings;
•	Collateral type;
•	Date of initial recognition;
•	Remaining term to maturity; and
•	Industry.

The groupings are subject to regular review to ensure that exposures within a particular group remain appropriately homogeneous.

Credit Risk Model: Loans

I.          Transitions between stages

Significant Increase in Credit Risk

When determining whether the credit risk (i.e. risk of default) of a financial instrument has increased significantly since initial recognition, Grupo Aval considers reasonable and supportable information that is relevant and available without undue cost or effort, including both quantitative and qualitative information and analysis based on Grupo Aval’s historical experience, expert credit assessment and forward-looking information.

The following criteria are used to determine if a significant increase in credit risk has occurred:

•	Comparison of the remaining lifetime probability of default (PD) at the reporting date with the lifetime PD at initial recognition of the exposure.
•	Qualitative aspects such as the rebuttable presumption of the norm (30 days) and restructuring agreements are also considered.
•	Qualitative criteria from analysts is also considered based on expert and supportable information.

Grupo Aval has established a framework that incorporates both quantitative and qualitative information to determine whether the credit risk of a particular financial instrument has increased significantly since initial recognition. The framework is aligned with Grupo Aval’s internal credit risk management process.

The criteria for determining whether credit risk has increased significantly will vary by portfolio and will include a backstop based on delinquency.

In certain instances, using its expert credit judgement and, where possible relevant historical experience, Grupo Aval may determine that an exposure has undergone a significant increase in credit risk if particular qualitative factors indicate so and those indicators may not be fully captured by its quantitative analysis on a timely basis. As a backstop, and as required by IFRS 9, Grupo Aval will presumptively consider that a significant increase in credit risk occurs no later than when an asset is more than 30 days past due.

Grupo Aval will monitor the effectiveness of the criteria used in identifying significant increases in credit risk through regular reviews to confirm that:

•	The criteria are useful in identifying significant increases in credit risk before an exposure is in default;
•	The criteria do not align with the point in time when an asset becomes over 30 days past due;
•	The average time between the identification of a significant increase in credit risk and default appears reasonable;
•

Exposures are not generally transferred directly from 12‑month ECL measurement to credit-impaired; and there is no unwarranted volatility in loss allowance from transfers between 12‑month ECL and lifetime ECL measurements.

II.          PD – Probability of Default

Term structure of PD

Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures analyzed by jurisdiction or region, by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit reference agencies may also be used.

Grupo Aval employs statistical models to analyze the data collected and generate estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

This analysis includes the identification and calibration of the relation between changes in default rates and changes in key macro-economic factors, as well as an in-depth analysis of the impact of certain other factors on the risk of default. For exposures to specific industries and/or regions, the analysis may extend to relevant commodity and/ or real estate prices.

For stage 1 the PD estimates the probability that the credit will default in the next 12 months, while the PD in stage 2 is the result of the probabilities for the remaining life of the credit. The probability in Stage 3 is defined as 100%.

Grupo Aval’s approach to incorporating forward-looking information into this assessment is discussed below.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into both its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECLs. Grupo Aval formulates a ‘base case’ view of the future direction of relevant economic variables and a representative range of other possible forecast scenarios based on forecasts provided by economic experts and considering a forecast of multiple variables. This process involves developing two or more additional economic scenarios and considering the relative probabilities of each outcome.

The base case represents a most-likely outcome. It is aligned with information used by Grupo Aval for other purposes, such as strategic planning and budgeting. The other scenarios for Colombia represent more optimistic and more pessimistic outcomes. For the countries in Central America the other scenarios represent possible outcomes which are less probable than the “base case”.

Grupo Aval has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using an analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses.

The economic scenarios used as of December 31, 2018 include the following key indicators (among others) for Colombia for the years ending 31 December 2018 and 2019.

	2018			2019
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.02%	3.26%	3.54%	3.27%	3.68%	4.14%
Interest rates	4.25%	4.25%	4.25%	3.75%	5.00%	5.25%
GDP growth	2.35%	2.66%	2.84%	2.79%	3.21%	4.24%
House prices	(1.45)%	1.70%	4.93%	(3.47)%	2.81%	7.37%
Unemployment rate	10.13%	9.73%	9.28%	10.67%	9.55%	8.48%

The economic scenarios used at 31 December 2018 included the following variations of key indicators (among others) for Guatemala.

	2019
	Scenario A	Scenario B	Scenario C
Inflation	3.23%	5.16%	6.67%
Interest rates	0.30%	(0.15)%	0.47%
GDP growth	2.76%	3.54%	2.33%
Exchange rate	1.12%	0.32%	1.43%

The economic scenarios used at 31 December 2018 included the following variations of key indicators (among others) for Honduras.

	2019
	Scenario A	Scenario B	Scenario C
Inflation	4.69%	4.22%	5.02%
Interest rates	0.30%	(1.49)%	0.20%
GDP growth	3.46%	4.41%	3.17%
Exchange rate	4.15%	3.92%	4.35%

The economic scenarios used at 31 December 2018 included the following variations of key indicators (among others) for El Salvador.

	2019
	Scenario A	Scenario B	Scenario C
Inflation	1.40%	5.94%	1.40%
Interest rates	0.11%	0.21%	0.24%
GDP growth	2.50%	4.64%	1.34%

The economic scenarios used at 31 December 2018 included the following variations of key indicators (among others) for Nicaragua.

	2019
	Scenario A	Scenario B	Scenario C
Inflation	2.68%	6.62%	9.08%
Interest rates	0.63%	1.69%	1.04%
GDP growth	1.32%	(3.64)%	(6.78)%
Exchange rate	5.68%	7.00%	6.26%

The economic scenarios used at 31 December 2018 included the following variations of key indicators (among others) for Costa Rica.

	2019
	Scenario A	Scenario B	Scenario C
Inflation	2.20%	3.62%	11.41%
Interest rates	0.20%	7.72%	9.63%
GDP growth	3.30%	2.11%	(0.95)%
Exchange rate	1.71%	6.43%	18.35%

The economic scenarios used at 31 December 2018 included the following variations of key indicators (among others) for Panamá.

	2019
	Scenario A	Scenario B	Scenario C
Inflation	1.79%	2.00%	3.68%
Interest rates	0.44%	0.11%	0.45%
GDP growth	2.16%	4.60%	4.85%

Credit Risk Rating

Grupo Aval allocates each exposure to a credit risk grade based on a variety of data intended to be predictive of the probability of default and applying experienced credit judgment. Grupo Aval uses these grades with the purpose identifying significant increases in credit risk. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. These factors may vary depending on the nature of the exposure and the type of borrower.

Each exposure is allocated to a credit risk grade at initial recognition based on available information about the borrower. Exposures are subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade. The monitoring typically involves use of the following data.

Loan Portfolio

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.
-Information collected internally about the behavior of customers.
-Information of the different sectors.

III.          LGD – Loss Given Default

LGD is a measure of the potential loss in the event of a default. To estimate LGD, Grupo Aval uses information of the collateral security / guarantee which covers each individual credit, when available. In any case, Grupo Aval uses historical and forward-looking information (the same information described above in II. PD – Probability of Default - Forward-Looking Information) to estimate the expected potential recovery in case of a default. The LGD is estimated in groups by type of credit, collateral security / guarantee or maturity.

IV.          EAD – Exposure at Default

EAD represents the amount owed from a counterparty at the time of a possible default. For stage 2 Grupo Aval incorporates in the analysis of the exposure at default the probability of payments and increase in exposure during the lifetime of the credit.

These probabilities are estimated using the historical information collected by the financial subsidiaries and are grouped by type of product. The probabilities are constantly reviewed in order to accurately estimate them and calibrate them.

Credit Risk Model: Debt securities

This model estimates the impairment of credit risk in debt securities. In a general manner, at the moment of inception, all financial assets originate ECLs for the next 12 months. If credit risk increases significantly and there is enough objective evidence of increase of probability of default, then the reserve is adjusted for the remaining life of the financial asset.

I.          Transition between stages

A financial asset is classified as a low credit risk asset if the issuer is related to an investment grade credit rating.

Financial assets different than low credit risk must be evaluated individually. The first step in the methodology consist in evaluating a significant increase in credit risk by comparing the current status against the status at initial recognition of the security.

External elements related to a significant increase in credit risk are detailed below:

•	Negative changes in external credit ratings.
•	Changes in external market variables such as credit spreads, prices of issuer’s CDS and other prices of debt instruments and equities.
•	Changes in business, economic, financial, regulatory or technological environment which can affect the payment capacity of the issuer.
•	Changes in operational results that can compromise the payment capacity of the issuer.

If the financial asset loses its low credit risk condition or if changes in external environment results in a review of the condition, then this probably shows a significant increase in credit risk. Consequently, the financial asset will be analyzed to determine if there is a significant increase of credit risk (stage 2) or if the asset should be classified as stage 3.

II.          PD – Probability of default

PD depends of the external credit rating of the issuance, issuer or counterparty. Credit rating information is published by international credit rating corporations, such as Standard & Poor’s, Moody’s and Fitch Ratings, or national credit rating corporations, such as Fitch Ratings Colombia S.A. or BRC. In any case, international ratings have priority over national ratings.

Credit ratings from S&P have priority over other rating corporations. If the issuance, issuer or counterparty is not rated by S&P, credit ratings from Moody’s or Fitch Ratings can be used but they must be translated to the S&P rating scale. The order of priority in credit rating corporations is as follows: S&P in first place, Moody’s in second place and Fitch Ratings in the third one. The reason for choosing this hierarchy is to avoid discretion at the time of assigning a rating. National credit rating corporations can be used only if international credit ratings are not available, and the translation condition to the S&P rating scale must be followed as well.

For financial assets classified as stage 1, PD correspond to the probability of default for the next 12 months established in accordance to “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis. In order to avoid an empty value of impairment as a consequence of a PD equal to zero, methodology allows PD increase from 0% to 0.01%.  If the remaining life of the assets is less than 12 months, the resulting PD will correspond to the weighted 12 months-PD with the remaining life of the financial asset.

For financial assets classified as stage 2, lifetime PD must be used and computed using the “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis and according to the term of each flow.

For financial assets classified as stage 3, lifetime PD will equal 100% for any issuance, issuer or counterparty.

PD value tables are available in S&P Global Ratings: “2017 Annual Sovereign Default Study and Rating Transitions” and “2017 Annual Global Corporate Default Study and Rating Transitions”.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECL. This information will directly affect the PD and the stage classification.

When rating the sovereign and corporate issuers, credit ratings agencies incorporate prospective information, as well as forecasting of macroeconomic variables and the influence of these factors over the business conditions. Grupo Aval’s methodology includes external credit ratings which, under the previous argument, have already considered prospective information.

Furthermore, credit ratings are also subject to rating outlooks which can modify the current credit ratings. Details are provided below. Rating outlooks are published by credit rating corporations and reflect the perspective of the potential long-term credit rating over the next 6 to 24 months.

•	If the Rating Outlook is categorized as “STABLE”, no adjustments in credit ratings are needed.
•

If the Rating Outlook is “POSITIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating improves one notch. However, this would only take place if the resulting PD is lower than the current PD.

•

If the Rating Outlook is “NEGATIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating deteriorates one notch. However, this would only take place if the resulting PD is higher than the current PD.

III.          LGD – Loss given default

LGD is a measure of the potential loss if a default scenario occurs. To establish the LGD, Grupo Aval’s methodology uses information published by Moody’s credit rating corporation. LGD is based on relevant external default data, such as the historical recovery rates, which is defined as the complement of LGD calculation.

Moody’s computes Recovery Rates as the ratio between market prices after 30 days of the default or the debt swap price at the closing date, and the market price of the issuance at the beginning of the default. In the case of unavailable market prices, recovery rates will be the resulting ratio between present value of expected cash flows of the new instruments received with the debt swap and the present value of the initial instruments.

As a result of the above, for 2018 Grupo Aval’s methodology assigns the following weights for recovery rates: 55% for Sovereigns and 47.9% for corporates.

Further information is available and published annually by Moody’s in the “Sovereign default and recovery rates 1983‑2017” and “Annual Default Study: Corporate Default and Recovery Rates” reports.

IV.          EAD – Exposure at default

EAD represents the amount owed from a counterparty at the time of a possible default and only for securities classified at amortized cost or FVOCI. See accounting policy in Note 2 (2.6 ix).

For stage 1 and stage 3 financial assets, EAD will correspond to the full valuation of the assets at amortized cost.

For stage 2 financial assets, EAD will consider the financial asset amortized scheme assuming no default in the previous years.

In the case that financial assets present a guarantees or security collateral, these could reduce total EAD. This is a typical case of collateralized interbank loans.

Credit Risk Model: Other accounts receivable

Grupo Aval uses two approaches to estimate ECL of financial assets classified as other accounts receivables.

The first one is the simplified approach where Grupo Aval uses an allowance matrix to measure the ECLs of trade receivables from individual customers, which comprise a very large number of small amounts.

Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics like type of product purchased.

Loss rates are based on actual credit loss experience over the past seven years. These rates are multiplied by scalar factors to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and Grupo Aval entities’ view of economic conditions over the expected lives of the receivables.

The second approach considers the methodologies explained above for loans and debt securities. For non-financial companies in the oil and gas sector, the loans methodology is considered, while the debt securities methodology is considered for government and other government related entities.

Loss allowance

The table below shows the loss allowance balances as of December 31, 2018 and 2017.

	December 31, 2018
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified				December 31, 2017
	ECL		impaired		impaired		approach		Total		(1)
Loan portfolio
Loan commercial portfolio	Ps.	695,728	Ps.	190,633	Ps.	3,051,088	Ps.	—	Ps.	3,937,449	Ps.	2,659,322
Loan consumer portfolio		998,390		890,556		1,553,365		—		3,442,311		2,456,791
Loan mortgage portfolio		35,187		73,461		148,595		—		257,243		130,882
Loan microcredit portfolio		23,348		11,962		52,867		—		88,177		74,167
Loan financial leasing portfolio		72,221		30,434		368,352		—		471,007		297,319
Total loan portfolio	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	—	Ps.	8,196,187	Ps.	5,618,481
Investments in debt securities at amortized cost		71		—		—		—		71		—
Other accounts receivable		19,700		11,561		66,327		159,303		256,891		226,862
Total loss allowance financial assets at amortized cost	Ps.	1,844,645	Ps.	1,208,607	Ps.	5,240,594	Ps.	159,303	Ps.	8,453,149	Ps.	5,845,343

Investments in debt securities at FVOCI		20,757		31,980		46,280		—		99,017		71,708
Loan commitments and financial guarantee contracts		40,715		14,358		4,355		—		59,428		29,675
Total loss allowance	Ps.	1,906,117	Ps.	1,254,945	Ps.	5,291,229	Ps.	159,303	Ps.	8,611,594	Ps.	5,946,726

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

The table below shows for loans stage 3 individually assessed for ECL the gross amount and loss allowance balances as of December 31, 2018.

	December 31, 2018
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	85,531	Ps.	126,642	Ps.	—
Financial leasing		115,881		320,797		—
Subtotal	Ps.	201,412	Ps.	447,439	Ps.	—

With recognized provision
Commercial	Ps.	5,788,368	Ps.	511,605	Ps.	2,195,263
Consumer		2,604		560		1,813
Financial leasing		659,499		243,023		231,056
Subtotal	Ps.	6,450,471	Ps.	755,188	Ps.	2,428,132
Totals
Commercial		5,873,899		638,247		2,195,263
Consumer		2,604		560		1,813
Financial leasing		775,380		563,820		231,056
Total	Ps.	6,651,883	Ps.	1,202,627	Ps.	2,428,132

The difference between the value of the loan and the guarantees disclosed on the table above correspond to unsecured loans valued with the discounted cash flow method. When using this method, it is implied that it is possible for the customer to make future payments.

The loss allowance recognized in the period is impacted by a variety of factors, as described below:

•

Transfers between Stage 1 and Stages 2 or 3 due to financial instruments experiencing significant increases (or decreases) in credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12‑month and lifetime ECL;

•	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized in the period;
•	Impact of the measurement of ECL due to changes made to models and assumptions;
•	Discount unwind within ECL due to the passage of time, as ECL is measured on a present value basis;
•	Foreign exchange retranslations for asset denominated in foreign currencies and other movements; and
•	Financial assets derecognized during the period and write-offs of allowances related to assets than were written off during the period.

The following tables show the reconciliations from the opening to the closing balance of the loss allowance by class of financial instrument. Comparative amounts for 2017 represent allowance balance for credit losses and reflect measurement basis under IAS 39.

Loan portfolio

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	1,227,363	Ps.	583,584	Ps.	3,807,534	Ps.	5,618,481
IFRS 9 adoption (1)		490,117		596,737		76,155		1,163,009
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	1,717,480	Ps.	1,180,321	Ps.	3,883,689	Ps.	6,781,490
Transfers:
Transfer from stage 1 to stage 2		(255,031)		255,031		—		—
Transfer from stage 1 to stage 3		(214,542)		—		214,542		—
Transfer from stage 2 to stage 3		—		(631,932)		631,932		—
Transfer from stage 3 to stage 2		—		107,331		(107,331)		—
Transfer from stage 2 to stage 1		314,668		(314,668)		—		—
Transfer from stage 3 to stage 1		183,733		—		(183,733)		—
Net remeasurement of loss allowance (3)		(90,021)		746,773		3,194,573		3,851,325
New financial assets originated or purchased		1,011,984		156,320		153,761		1,322,065
Financial assets that have been derecognized		(568,424)		(177,729)		(323,552)		(1,069,705)
Unwind of discount (2)		32,674		(3,809)		353,118		381,983
FX and other movements		4,703		—		71,009		75,712
Entity deconsolidation		—		—		2,307		2,307
Write-offs		(312,350)		(120,592)		(2,716,048)		(3,148,990)
Loss allowance as of December 31, 2018	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	8,196,187

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(8,520)	Ps.	1,997	Ps.	123	Ps.	(6,400)

Loan commercial portfolio

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	492,561	Ps.	91,930	Ps.	2,074,831	Ps.	2,659,322
IFRS 9 adoption (1)		122,996		100,438		33,639		257,073
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	615,557	Ps.	192,368	Ps.	2,108,470	Ps.	2,916,395
Transfers:
Transfer from stage 1 to stage 2		(26,155)		26,155		—		—
Transfer from stage 1 to stage 3		(57,241)		—		57,241		—
Transfer from stage 2 to stage 3		—		(141,368)		141,368		—
Transfer from stage 3 to stage 2		—		17,836		(17,836)		—
Transfer from stage 2 to stage 1		65,954		(65,954)		—		—
Transfer from stage 3 to stage 1		30,590		—		(30,590)		—
Net remeasurement of loss allowance (3)		(150,806)		153,621		1,013,822		1,016,637
New financial assets originated or purchased		419,719		37,317		68,127		525,163
Financial assets that have been derecognized		(221,935)		(24,707)		(123,509)		(370,151)
Unwind of discount (2)		31,974		(2,615)		239,515		268,874
FX and other movements		4,707		—		13,098		17,805
Write-offs		(16,636)		(2,020)		(418,618)		(437,274)
Loss allowance as of December 31, 2018	Ps.	695,728	Ps.	190,633	Ps.	3,051,088	Ps.	3,937,449

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	34,411	Ps.	(8,050)	Ps.	16,362	Ps.	42,723

Loan consumer portfolio

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	656,042	Ps.	446,698	Ps.	1,354,051	Ps.	2,456,791
IFRS 9 adoption (1)		336,656		426,136		32,986		795,778
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	992,698	Ps.	872,834	Ps.	1,387,037	Ps.	3,252,569
Transfers:
Transfer from stage 1 to stage 2		(209,235)		209,235		—		—
Transfer from stage 1 to stage 3		(149,571)		—		149,571		—
Transfer from stage 2 to stage 3		—		(432,509)		432,509		—
Transfer from stage 3 to stage 2		—		77,046		(77,046)		—
Transfer from stage 2 to stage 1		209,168		(209,168)		—		—
Transfer from stage 3 to stage 1		137,887		-		(137,887)		—
Net remeasurement of loss allowance (3)		78,253		518,410		1,855,935		2,452,598
New financial assets originated or purchased		543,690		113,235		75,181		732,106
Financial assets that have been derecognized		(315,442)		(139,703)		(145,775)		(600,920)
Unwind of discount (2)		474		(514)		80,214		80,174
FX and other movements		(7)		—		52,807		52,800
Write-offs		(289,525)		(118,310)		(2,119,181)		(2,527,016)
Loss allowance as of December 31, 2018	Ps.	998,390	Ps.	890,556	Ps.	1,553,365	Ps.	3,442,311

(1)      Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)      The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(51,642)	Ps.	20,671	Ps.	(7,473)	Ps.	(38,444)

Loan mortgage portfolio

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	2-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	14,501	Ps.	20,032	Ps.	96,349	Ps.	130,882
IFRS 9 adoption (1)		6,227		41,690		8,279		56,196
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	20,728	Ps.	61,722	Ps.	104,628	Ps.	187,078
Transfers:
Transfer from stage 1 to stage 2		(7,711)		7,711		—		—
Transfer from stage 1 to stage 3		(1,558)		—		1,558		—
Transfer from stage 2 to stage 3		—		(21,022)		21,022		—
Transfer from stage 3 to stage 2		—		6,872		(6,872)		—
Transfer from stage 2 to stage 1		20,072		(20,072)		—		—
Transfer from stage 3 to stage 1		2,749		—		(2,749)		—
Net remeasurement of loss allowance (3)		(3,510)		45,162		73,385		115,037
New financial assets originated or purchased		8,999		2,047		47		11,093
Financial assets that have been derecognized		(4,131)		(8,742)		(6,386)		(19,259)
Unwind of discount (2)		110		(143)		4,581		4,548
FX and other movements		—		—		4,946		4,946
Write-offs		(561)		(74)		(45,565)		(46,200)
Loss allowance as of December 31, 2018	Ps.	35,187	Ps.	73,461	Ps.	148,595	Ps.	257,243

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,543	Ps.	(4,263)	Ps.	(8,823)	Ps.	(10,543)

Loan microcredit portfolio

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	21,421	Ps.	7,477	Ps.	45,269	Ps.	74,167
IFRS 9 adoption (1)		525		10,591		2		11,118
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	21,946	Ps.	18,068	Ps.	45,271	Ps.	85,285
Transfers:
Transfer from stage 1 to stage 2		(8,298)		8,298		—		—
Transfer from stage 1 to stage 3		(2,599)		—		2,599		—
Transfer from stage 2 to stage 3		—		(30,052)		30,052		—
Transfer from stage 3 to stage 2		—		1,961		(1,961)		—
Transfer from stage 2 to stage 1		6,305		(6,305)		—		—
Transfer from stage 3 to stage 1		6,062		—		(6,062)		—
Net remeasurement of loss allowance (3)		(8,285)		20,392		9,625		21,732
New financial assets originated or purchased		16,095		626		—		16,721
Financial assets that have been derecognized		(2,397)		(600)		(861)		(3,858)
Unwind of discount (2)		103		(381)		8,266		7,988
Write-offs		(5,584)		(45)		(34,062)		(39,691)
Loss allowance as of December 31, 2018	Ps.	23,348	Ps.	11,962	Ps.	52,867	Ps.	88,177

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following tables show impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	541	Ps.	(5,338)	Ps.	47	Ps.	(4,750)

Loan financial leasing portfolio

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017 - IAS 39	Ps.	42,838	Ps.	17,447	Ps.	237,034	Ps.	297,319
IFRS 9 adoption (1)		23,713		17,882		1,249		42,844
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	66,551	Ps.	35,329	Ps.	238,283	Ps.	340,163
Transfers:
Transfer from stage 1 to stage 2		(3,632)		3,632		—		—
Transfer from stage 1 to stage 3		(3,573)		—		3,573		—
Transfer from stage 2 to stage 3		—		(6,981)		6,981		—
Transfer from stage 3 to stage 2		—		3,616		(3,616)		—
Transfer from stage 2 to stage 1		13,169		(13,169)		—		—
Transfer from stage 3 to stage 1		6,445		—		(6,445)		—
Net remeasurement of loss allowance (3)		(5,673)		9,188		241,806		245,321
New financial assets originated or purchased		23,481		3,095		10,406		36,982
Financial assets that have been derecognized		(24,519)		(3,977)		(47,021)		(75,517)
Unwind of discount (2)		13		(156)		20,542		20,399
FX and other movements		3		—		158		161
Entity deconsolidation		—		—		2,307		2,307
Write-offs		(44)		(143)		(98,622)		(98,809)
Loss allowance as of December 31, 2018	Ps.	72,221	Ps.	30,434	Ps.	368,352	Ps.	471,007
(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	5,627	Ps.	(1,023)	Ps.	10	Ps.	4,614

Investments in debt securities at FVOCI

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	—	Ps.	—	Ps.	71,708	Ps.	71,708
IFRS 9 adoption (1)		18,665		31,714		5,819		56,198
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	18,665	Ps.	31,714	Ps.	77,527	Ps.	127,906
Transfers:
Transfer from stage 1 to stage 2		(272)		272		—		—
Net remeasurement of loss allowance (3)		(2,361)		(28)		18,158		15,769
New financial assets originated or purchased		12,018		450		—		12,468
Financial assets that have been derecognized		(7,937)		(2,688)		(49,421)		(60,046)
Unwind of discount (2)		—		—		—		—
FX and other movements		644		2,260		16		2,920
Write-offs		—		—		—		—
Loss allowance as of December 31, 2018	Ps.	20,757	Ps.	31,980	Ps.	46,280	Ps.	99,017

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	198	Ps.	—	Ps.	—	Ps.	198

Investments in debt securities at amortized cost

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017 - IAS 39	Ps.	—	Ps.	—	Ps.	—	Ps.	—
IFRS 9 adoption (1)		672		—		—		672
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	672	Ps.	—	Ps.	—	Ps.	672
Net remeasurement of loss allowance (3)		(90)		—		—		(90)
New financial assets originated or purchased		59		—		—		59
Financial assets that have been derecognized		(667)		—		—		(667)
Unwind of discount (2)		—		—		—		—
FX and other movements		97		—		—		97
Write-offs		—		—		—		—
Loss allowance as of December 31, 2018	Ps.	71	Ps.	—	Ps.	—	Ps.	71

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance, the following table shows impact by stage:

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	3	Ps.	—	Ps.	—	Ps.	3

Other accounts receivable

General approach

	December 31, 2018
			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017 - IAS 39	Ps.	12,911	Ps.	5,909	Ps.	70,611	Ps.	89,431
IFRS 9 adoption (1)		4,021		3,751		1,797		9,569
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	16,932	Ps.	9,660	Ps.	72,408	Ps.	99,000
Transfers stages		—		—		—		—
Net remeasurement of loss allowance		19,439		1,901		(6,081)		15,259
New financial assets originated or purchased		—		—		—		—
Financial assets that have been derecognized		—		—		—		—
Unwind of discount (2)		—		—		—		—
FX and other movements		(2)		—		—		(2)
Write-offs		(16,669)		—		—		(16,669)
Loss allowance as of December 31, 2018	Ps.	19,700	Ps.	11,561	Ps.	66,327	Ps.	97,588

(1)   Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

Simplified approach

	December 31, 2018
Balance as of December 31, 2017- IAS 39	Ps.	137,431
IFRS 9 adoption (1)		9,338
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	146,769
Entity deconsolidation		6,731
Provision charged to profit or loss		65,230
Recovery for partial payments from the clients		(12,373)
Write-offs		(47,309)
Exchange gains (losses) in foreign currency		255
Loss allowance as of December 31, 2018	Ps.	159,303

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B)

Loan commitments and financial guarantee contracts

	December 31, 2018
			Stage 2		Stage 3
			Lifetime		Lifetime
	Stage 1		ECL not		ECL
	12-month		credit-		credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	23,922	Ps.	1,719	Ps.	4,034	Ps.	29,675
IFRS 9 adoption (1)		13,381		3,085		(249)		16,217
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	37,303	Ps.	4,804	Ps.	3,785	Ps.	45,892
Transfers:
Transfer from stage 1 to stage 2		(2,350)		2,350		—		—
Transfer from stage 1 to stage 3		(2,167)		—		2,167		—
Transfer from stage 2 to stage 3		—		(156)		156		—
Transfer from stage 3 to stage 2		—		13		(13)		—
Transfer from stage 2 to stage 1		1,816		(1,816)		—		—
Transfer from stage 3 to stage 1		26		—		(26)		—
Net remeasurement of loss allowance		2,732		11,071		(5,009)		8,794
New loan commitments and financial guarantees issued		3,186		(1,909)		3,295		4,572
FX and other movements		169		1		—		170
Loss allowance as of December 31, 2018	Ps.	40,715	Ps.	14,358	Ps.	4,355	Ps.	59,428

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).

Impaired financial assets – Comparative information under IAS 39

Loan portfolio

The movement of the impairment provision of the financial assets of the credit portfolio during the years ended December 31, 2017 and 2016 follows

									Financial
	Commercial		Consumer		Mortgage		Microcredit		Leasing		Total
Balance as of December 31, 2015	Ps.	1,679,229	Ps.	1,679,147	Ps.	95,102	Ps.	49,206	Ps.	215,640	Ps.	3,718,324
Allowance of the period charged to profit or loss		1,522,077		3,088,950		75,059		72,917		225,498		4,984,501
Recovery of provisions with partial payment to profit or loss		(857,465)		(976,258)		(37,863)		(18,119)		(162,033)		(2,051,738)
Charge-offs of the year		(495,326)		(1,759,896)		(15,828)		(28,703)		(55,234)		(2,354,987)
Exchange differences		(33,571)		(9,118)		7,630		(12,164)		12,567		(34,656)
Balance as of December 31, 2016	Ps.	1,814,944	Ps.	2,022,825	Ps.	124,100	Ps.	63,137	Ps.	236,438	Ps.	4,261,444
Allowance of the period charged to profit or loss		1,825,905		3,403,092		81,189		64,627		222,043		5,596,856
Recovery of provisions with partial payment to profit or loss		(584,091)		(780,874)		(28,051)		(29,237)		(112,671)		(1,534,924)
Charge-offs of the year		(400,653)		(2,165,857)		(45,918)		(24,360)		(46,754)		(2,683,542)
Sale of portfolio		—		(24,503)		—		—		—		(24,503)
Exchange differences		3,217		2,108		(438)		—		(1,737)		3,150
Balance as of December 31, 2017	Ps.	2,659,322	Ps.	2,456,791	Ps.	130,882	Ps.	74,167	Ps.	297,319	Ps.	5,618,481

Credit Portfolio Assessed Collectively and Individually

The detailed information of credit risk impairment provisions accrued as of December 31, 2017, taking into account how they were determined individually for loans above of Ps. 2,000 and collectively for other credits. Loans individually assessed for impairment lower than Ps. 2,000 are considered in the allowances for each type of credit.

December 31, 2017

Gross balance of financial assets for credit portfolio:	Commercial		Consumer		Mortgage		Microcredit		Financial Leasing		Total
Loans assessed individually (1)	Ps.	49,846,935	Ps.	51,768	Ps.	14,934	Ps.	—	Ps.	5,444,122	Ps.	55,357,759
Loans assessed collectively		39,689,559		50,104,363		15,088,599		409,688		5,722,808		111,015,017
Total gross value of portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776

									Financial
Impairment provision:	Commercial		Consumer		Mortgage		Microcredit		Leasing		Total
Loans assessed individually	Ps.	1,363,315	Ps.	70	Ps.	781	Ps.	—	Ps.	126,867	Ps.	1,491,033
Loans assessed collectively		1,296,007		2,456,721		130,101		74,167		170,452		4,127,448
Total impairment provision	Ps.	2,659,322	Ps.	2,456,791	Ps.	130,882	Ps.	74,167	Ps.	297,319	Ps.	5,618,481
(1)

Loans individually evaluated for impairment that are not considered impaired, additionally are evaluated collectively for impairment according to historical losses experience adjusted to reflect current economic conditions.

Portfolio of impaired loans assessed individually for impairment

The detailed information as of December 31, 2017 as follows:

	December 31, 2017
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	180,527	Ps.	242,366	Ps.	—
Financial leasing		186,725		564,540		—
Subtotal	Ps.	367,252	Ps.	806,906	Ps.	—

With recognized provision
Commercial	Ps.	3,972,638	Ps.	228,667	Ps.	1,363,315
Consumer		233		—		70
Residential mortgage		1,907		—		781
Financial leasing		599,747		161,309		126,867
Subtotal	Ps.	4,574,525	Ps.	389,976	Ps.	1,491,033
Totals
Commercial		4,153,165		471,033		1,363,315
Consumer		233		—		70
Residential mortgage		1,907		—		781
Financial leasing		786,472		725,849		126,867
Total	Ps.	4,941,777	Ps.	1,196,882	Ps.	1,491,033

The difference between the value of the loan and the guarantees disclosed on the table above correspond to unsecured loans valued with the discounted cash flow method. When using this method, it is implied that it is possible for the customer to make future payments.

Other accounts receivable

Roll-forward on the allowance to accounts receivable for the years ended December 31, 2017 and 2016 is as follows:

	December 31, 2017		December 31, 2016
Balance at the beginning of the year	Ps.	195,078	Ps.	194,450
Provision charged to profit or loss		98,024		105,942
Recovery for partial payments from the clients		(18,383)		(32,514)
Charge-offs		(48,171)		(72,120)
Exchange gains (losses) in foreign currency		314		(680)
Balance at the end of the year	Ps.	226,862	Ps.	195,078

4.1.6          Concentrations of credit risk

Loan portfolio

Policies to prevent excessive credit-risk concentration

In order to prevent excessive concentrations of credit risk at an individual, economic group, country or economic sectors level, each financial subsidiary of Grupo Aval maintains updated indices to limit concentration. The exposure limit by a financial subsidiary of Grupo Aval to an individual client or economic group depends on the risk profile of the client (or economic group), the nature of the risk of the debtor and the experience of each financial subsidiary in a specific market or sector.

Concentration risk control is key to the risk management process. Grupo Aval´s financial subsidiaries continually monitor the degree of credit risk concentration by sector and customer group.

In order to avoid credit risk concentration at Grupo Aval level, management relies on the financial subsidiaries Credit Risk Vice-Presidency or its equivalent, which consolidates, and monitors the credit risk exposures of all financial subsidiaries, to determine the maximum levels of concentration.

Pursuant to Colombian regulations, financial subsidiaries in Colombia cannot grant unsecured loans to borrowers, which on a combined basis exceed 10% of the financial subsidiary´s regulatory capital calculated according to the regulations of the Superintendency of Finance. Loans maybe more than 10% of the regulatory capital of the financial subsidiary when they are secured by acceptable collateral and/or certain guarantees.

Concentration by sector

Below is the credit portfolio distribution of Grupo Aval by economic sector as of December 31, 2018 and 2017:

Sector	December 31, 2018%			December 31, 2017%
Consumer services	Ps.	78,976,887	45%	Ps.	70,947,936	43%
Commercial services		41,160,951	23%		38,788,363	23%
Construction		11,093,895	6%		10,313,655	7%
Food, beverage and tobacco		8,128,767	5%		8,165,975	5%
Transportation and communications		7,117,087	4%		7,566,374	5%
Public services		6,123,390	4%		5,421,328	3%
Chemical production		5,614,918	3%		5,672,310	3%
Other industrial and manufacturing products		4,859,538	3%		4,469,427	3%
Agricultural		4,201,518	2%		3,940,981	2%
Government		3,868,987	2%		3,579,838	2%
Trade and tourism		2,353,139	1%		2,182,437	1%
Other		2,288,046	1%		2,946,964	2%
Mining products and oil		1,094,718	1%		2,377,188	1%
Total of each economic sector	Ps.	176,881,841	100%	Ps.	166,372,776	100%

Concentration by location

The detail of credit risk at the level of Grupo Aval in the different geographic areas determined according to the domicile of the debtor, without taking into consideration loan loss provisions as of December 31, 2018 and 2017 is as follows.

December 31, 2018		Commercial		Consumer		Mortgages		Microcredit		Finance leases (1)		Total
Colombia	Ps.	63,694,588	Ps.	35,912,585	Ps.	6,672,612	Ps.	425,697	Ps.	10,466,569	Ps.	117,172,051
Costa Rica		4,860,338		5,190,354		4,343,247		—		802,601		15,196,540
Panamá		5,464,198		5,618,362		2,381,741		—		109,927		13,574,228
Guatemala		5,536,851		2,593,606		1,617,341		—		31,786		9,779,584
Honduras		3,528,929		2,085,005		857,799		—		3,247		6,474,980
El Salvador		2,214,411		2,636,766		969,731		—		6,630		5,827,538
United States		4,549,526		742		—		—		—		4,550,268
Nicaragua		1,947,643		1,163,054		436,891		—		5,416		3,553,004
Other countries		753,541		107		—		—		—		753,648
Total gross loan portfolio	Ps.	92,550,025	Ps.	55,200,581	Ps.	17,279,362	Ps.	425,697	Ps.	11,426,176	Ps.	176,881,841
(1)	See Note 4.1.1

December 31, 2017	Commercial		Consumer		Mortgages		Microcredit		Finance leases (1)		Total
Colombia	Ps.	61,960,497	Ps.	32,878,650	Ps.	5,674,640	Ps.	409,688	Ps.	10,289,156	Ps.	111,212,631
Costa Rica		3,833,906		4,848,689		3,868,474		—		712,686		13,263,755
Panamá		4,877,646		4,852,539		2,154,504		—		121,838		12,006,527
Guatemala		4,807,329		2,264,791		1,365,197		—		24,200		8,461,517
United States		6,433,333		736		10		—		—		6,434,079
Honduras		2,794,260		1,736,449		740,113		—		3,251		5,274,073
El Salvador		1,746,193		2,267,152		897,404		—		9,747		4,920,496
Nicaragua		2,228,138		1,307,042		403,191		—		6,052		3,944,423
Other countries		855,192		83		—		—		—		855,275
Total gross loan portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776
(1)	See Note 4.1.1

Concentration by currency

The classification of loan portfolio by type of currency is as follows:

December 31, 2018	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	57,651,220	Ps.	34,898,805	Ps.	92,550,025
Consumer		35,848,422		19,352,159		55,200,581
Residential mortgage		6,672,423		10,606,939		17,279,362
Microcredit		425,697		—		425,697
Financial leasing (1)		9,260,989		2,165,187		11,426,176
Total gross loan portfolio	Ps.	109,858,751	Ps.	67,023,090	Ps.	176,881,841

December 31, 2017	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	56,516,054	Ps.	33,020,440	Ps.	89,536,494
Consumer		32,822,355		17,333,776		50,156,131
Residential mortgage		5,674,639		9,428,894		15,103,533
Microcredit		409,688		—		409,688
Financial leasing (1)		9,132,401		2,034,529		11,166,930
Total gross loan portfolio	Ps.	104,555,137	Ps.	61,817,639	Ps.	166,372,776

(1)    See Note 4.1.1

Investment debt securities

Grupo Aval entities monitor concentrations of credit risk by sector and by geographic location. An analysis of concentrations of credit risk from investment securities is shown below.

Concentration by sector

Trading debt securities (see note 8.1)

The balance of financial assets in investments in trading debt securities includes the following as of December 31 2018 and 2017

	December 31,		December 31,
	2018		2017 (1)
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,210,108	Ps.	1,229,606
Securities issued or secured by other Colombian Government entities		108,072		48,355
Securities issued or secured by other financial entities		972,789		833,860
Securities issued or secured by non-financial sector entities		29,122		17,869
Others		1,086		50,417
	Ps.	3,321,177	Ps.	2,180,107

In foreign currency
Securities issued or secured by Colombian Government		60,534		1,613
Securities issued or secured by other Colombian Government entities		20,473		21,709
Securities issued or secured by foreign Governments		98,155		92,931
Securities issued or secured by central banks		12,914		34,095
Securities issued or secured by other financial entities		245,962		303,665
Others		3,763		16,416
	Ps.	441,801	Ps.	470,929
Total trading debt securities	Ps.	3,762,978	Ps.	2,650,536

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5

Investments in debt securities at FVTPL (see note 9.1)

The balance of financial assets in investments in debt securities at FVTPL includes the following as of December 31 2018 and 2017

	December 31,		December 31,
	2018		2017 (1)
In Colombian Pesos
Others		31,256		—
Total debt securities mandatorily at FVTPL	Ps.	31,256	Ps.	—

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5

Investments in debt securities at FVOCI (2017 available-for-sale)

The balance of financial assets in investments in debt securities at FVOCI includes the following as of December 31 2018 and 2017

	December 31,		December 31,
	2018		2017 (1)
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	9,256,358	Ps.	7,892,554
Securities issued or secured by other Colombian Government entities		194,933		92,008
Securities issued or secured by other financial entities		388,019		263,633
Securities issued or secured by non-financial sector entities		27,708		2,326
Others		—		7,190
	Ps.	9,867,018	Ps.	8,257,711
In foreign currency
Securities issued or secured by Colombian Government		1,269,416		1,592,371
Securities issued or secured by other Colombian Government entities		302,701		570,694
Securities issued or secured by foreign Governments		3,015,556		2,104,397
Securities issued or secured by central banks		1,131,740		1,356,874
Securities issued or secured by other financial entities		2,920,462		3,354,444
Securities issued or secured by non-financial sector entities		182,232		322,143
Others		246,632		231,493
	Ps.	9,068,739	Ps.	9,532,416
Total debt securities at FVOCI (2017 available-for-sale)	Ps.	18,935,757	Ps.	17,790,127
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Investments in debt securities at amortized cost (2017 – held-to-maturity)

		December 31,		December 31,
		2018		2017 (1)
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	—	Ps.	424
Securities issued or secured by other Colombian Government entities		2,931,172		2,839,286
Securities issued or secured by other financial entities		9,123		8,635
	Ps.	2,940,295	Ps.	2,848,345
In foreign currency
Securities issued or secured by foreign Governments		32,321		26,864
Securities issued or secured by other financial entities		—		23,830
Others		—		—
	Ps.	32,321	Ps.	50,694
Total investments in debt securities at amortized cost (2017 held-to-maturity)	Ps.	2,972,616	Ps.	2,899,039
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5).

Concentration by location

	As of December 31,
	2018		2017
Colombia	Ps.	18,047,109	Ps.	15,887,882
United States of America		2,412,555		1,801,922
Costa Rica		1,674,052		1,401,805
Guatemala		999,544		964,201
Panama		813,711		1,052,712
Honduras		586,275		531,227
Brazil		424,339		698,573
Peru		352,795		331,874
Chile		150,239		223,648
Multilateral – Bladex (Foreign Trade Bank of Latin America)		87,500		73,088
Nicaragua		64,918		148,784
El Salvador		40,890		79,850
Multilateral – Andean Development Corporation (Corporacion Andina de Fomento)		31,156		31,798
Mexico		13,761		24,695
BAC San Jose Liquid Fund (BAC San Jose Fondo Liquido – Riesgo Pais Mixto)		3,763		15,494
Netherlands		—		31,760
Puerto Rico		—		23,830
Switzerland		—		16,558
Total investments	Ps.	25,702,607	Ps.	23,339,701

Concentration by Sovereign Risk

As a general rule, Grupo Aval considers sovereign risk to be the risk assumed in deposits with Central Banks (including the mandatory deposits), investments in debt issues of the Colombian Government and the risk arising from transactions with public sector entities that have the following features: their funds are obtained only from fiscal income; they are legally recognized as entities directly included in the government sector; and their activities are of a non-commercial nature.

Sovereign risk exposure arises mainly from Grupo Aval’s banking subsidiaries obligations to maintain certain mandatory deposits in Central Banks and from the fixed-income portfolios held as part of the on-balance-sheet structural interest rate risk management strategy and in the trading books of the treasury department. The majority of these exposures are denominated in pesos and are financed through peso denominated repurchase agreements or customer deposits.

As of December 31, 2018, and 2017, the investment portfolio of financial assets in debt instruments is comprised mainly of securities issued and guaranteed by entities of the Republic of Colombia, which represent 63.63% and 61.26%, respectively of the total portfolio.

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2018			December 31, 2017
			%			%
Investment grade (1)
Colombia	Ps.	12,796,415	80.27%	Ps.	10,716,568	82.81%
Panama		550,674	3.45%		617,126	4.78%
USA		415,412	2.61%		57,120	0.44%
Chile		32,999	0.20%		24,932	0.19%
	Ps.	13,795,500	86.53%	Ps.	11,415,746	88.22%
Speculative (2)
Costa Rica		1,437,850	9.02%		1,018,737	7.87%
Honduras		402,275	2.52%		372,237	2.88%
Guatemala		265,932	1.67%		56,808	0.44%
El Salvador		40,890	0.26%		76,682	0.59%
Nicaragua		—	0.00%		550	0.00%
	Ps.	2,146,947	13.47%	Ps.	1,525,014	11.78%
	Ps.	15,942,447	100.00%	Ps.	12,940,760	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2018				December 31, 2017
			%			%
Investment Grade (1)	Ps.	—	0%	Ps.	—	0%

Speculative (2)
Guatemala	Ps.	686,970	60.02%		876,271	63.00%
Costa Rica		208,766	18.24%	Ps.	207,474	14.92%
Honduras		184,000	16.07%		158,990	11.43%
Nicaragua		64,918	5.67%		148,234	10.66%
	Ps.	1,144,654	100.00%	Ps.	1,390,969	100.00%
Total sovereign risk	Ps.	17,087,101		Ps.	14,331,729
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from A1 to A3.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from B1 to D.

4.1.7          Modified Financial Assets - troubled debt restructuring business process.

Each financial subsidiary of Grupo Aval periodically carries out, at the request of the client, restructurings of obligations which have become troubled. Such restructurings generally consist of extensions of tenors, decrease of interest rates, partial write-off of indebtedness or payment with assets of the debtor or guarantor.

Our banking subsidiaries follow highly rigorous definitions and policies in this management process, so that it is performed in accordance with the best practices and in strict compliance with regulatory requirements. In connection to this, Grupo Aval´s banking subsidiaries have a detailed policy with regard to the aforementioned transactions.

The objective of granting such restructurings is to provide the client with a viable alternative to meet its obligations to the bank and to adapt to changing conditions.

When a loan is restructured due to a debtor´s financial difficulties, the debt is flagged within the records of each bank as a restructured credit in accordance with the regulations of the Superintendency of Finance. The restructuring process has a negative impact on the debtor’s rating, which can only be improved when the client has complied during a prudent period with the terms of the restructurings, its financial condition has improved or when sufficient additional guarantees have been obtained.

Restructured loans are included for impairment evaluation and determination of provisions. However, the marking of a credit as restructured does not necessarily imply its rating is impaired, because in some cases new guarantees are obtained supporting the obligation.

The following is the balance of restructured loans as of December 31, 2018 and 2017:

Restructured loans	December 31, 2018		December 31, 2017
Local	Ps.	2,693,018	Ps.	2,674,637
Foreign		1,275,565		643,756
Total restructured	Ps.	3,968,583	Ps.	3,318,393

4.1.8          Foreclosed assets business process

When persuasive collection processes or credit restructurings are not effective, a legal proceeding is carried out or an agreement is reached with the client for the receipt of assets as payment. Each subsidiary of the financial sector has clearly established policies for receiving assets and has a separate department specialized in the management of these cases the receipt of assets and eventual sale.

During the years ended December 31, 2018 and 2017, the following is the total of foreclosed assets received and sold during such periods:

	December 31, 2018		December 31, 2017
Foreclosed assets received	Ps.	188,245	Ps.	106,030
Foreclosed assets sold		52,785		64,038

4.1.9          Loan commitments and financial guarantee contracts

As part of our operations, Grupo Aval grants guarantees and letters of credit to its customers wherein Grupo Aval financial subsidiaries are irrevocably committed to make payments to third parties when customers do not comply with their obligations with such third parties. These products have the same policies for approval of disbursements of loans regarding client’s credit risk and guarantees required according to the circumstances of each client.

The commitments for credit extension represent unused portions of authorizations to grant loans, use of credit cards, overdraft quotas and letters of credit. With respect to credit risk over commitments to extend credit lines, Grupo Aval is potentially exposed to losses in an amount equal to the total amount of unused commitments, if the unused amount were to be withdrawn in whole. However, the amount of the loss is less that the total amount of commitments unused, since most commitments to extend credits are contingent once the customer maintains the specific of credit risk standards.

Grupo Aval monitors maturity terms of commitments regarding credit quotas, because long-term commitments have a higher credit risk than short-term commitments.

Pending unused credit lines and guarantees do not necessarily represent future cash out flows, because such quotas may expire and not be used whole or in part.

Following is the detail of the guarantees, letters of credit and credit commitments on non-used credit lines as of December 31, 2018 and 2017.

Loan commitments and financial guarantee contracts

	December 31, 2018		December 31, 2017
	Notional amount		Notional amount
Guarantees	Ps.	3,446,601	Ps.	3,495,921
Unused letters of credit		1,186,691		1,177,697
Unused limits of overdrafts		306,740		75,225
Unused credit card limits		20,816,061		18,025,620
Other		5,169,588		4,448,775
Total	Ps.	30,925,681	Ps.	27,223,238

Following is the detail of the credit commitments by type of currency:

	December 31, 2018		December 31, 2017
Colombian Pesos	Ps.	14,918,915	Ps.	10,271,676
U.S. dollars		12,885,921		16,589,399
Euro		2,892,670		85,887
Other		228,175		276,276
Total	Ps.	30,925,681	Ps.	27,223,238

4.1.10          Offset of financial assets and financial liabilities

The disclosures set out in the following tables include financial assets and financial liabilities that:

•	Are offset in the Group’s statement of financial position; or
•	Are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the statement of financial position.

The ‘similar agreements’ include derivative clearing agreements; global master repurchase agreements and global master securities lending agreements. Similar financial instruments include derivatives, sale-and-repurchase agreements, reverse sale-and-repurchase agreements, and securities borrowing and lending agreements. Financial instruments such as loans and deposits are not disclosed in the following tables unless they are offset in the statement of financial position.

The ISDA and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of Grupo Aval or the counterparties or following other predetermined events. In addition, Grupo Aval and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

Grupo Aval receives and gives collateral in the form of cash and marketable securities in respect of the following transactions:

•	Derivatives; and
•	Sale-and-repurchase, and reverse sale-and-repurchase agreements.

This collateral is subject to standard industry terms including, when appropriate, an ISDA credit support annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions on the counterparty’s failure to post collateral.

The gross amounts of financial assets and financial liabilities and their net amounts disclosed in the above tables have been measured in the statement of financial position on the following bases:

•	Derivative assets and liabilities – fair value;
•	Assets and liabilities resulting from sale-and-repurchase agreements, reverse sale-and repurchase agreements and securities lending and borrowing – amortized cost;

Following is a detail of the financial instruments subject to offset contractually required as of December 31, 2018 and 2017:

December 31, 2018

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	798,824	Ps.	—	Ps.	798,824	Ps.	(199,773)	Ps.	(265,361)	Ps.	333,690
Repurchase agreements		4,607,862		—		4,607,862		(4,348,344)		(50,515)		209,003
Total	Ps.	5,406,686	Ps.	—	Ps.	5,406,686	Ps.	(4,548,117)	Ps.	(315,876)	Ps.	542,693

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,006,844	Ps.	—	Ps.	1,006,844	Ps.	(10,116)	Ps.	(50,982)	Ps.	945,746
Repurchase agreements		5,068,481		—		5,068,481		(5,169,598)		—		(101,117)
Total	Ps.	6,075,325	Ps.	—	Ps.	6,075,325	Ps.	(5,179,714)	Ps.	(50,982)	Ps.	844,629

December 31, 2017

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	526,148	Ps.	(142,495)	Ps.	383,653	Ps.	(2,756)	Ps.	(45,387)	Ps.	335,510
Repurchase agreements		2,544,676		—		2,544,676		(2,544,676)		—		—
Total	Ps.	3,070,824	Ps.	(142,495)	Ps.	2,928,329	Ps.	(2,547,432)	Ps.	(45,387)	Ps.	335,510

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	446,526	Ps.	(134,397)	Ps.	312,129	Ps.	(2,831)	Ps.	(33,182)	Ps.	276,116
Repurchase agreements		3,531,531		—		3,531,531		(3,721,846)		—		(190,315)
Total	Ps.	3,978,057	Ps.	(134,397)	Ps.	3,843,660	Ps.	(3,724,677)	Ps.	(33,182)	Ps.	85,801

Disclosure of risk management, market risk [text block]

4.2          Market Risk

Market risk refers to the risk that a change in the level of one or more market prices, rates, indices, volatilities, correlations or other market factors, such as liquidity, will result in losses in a position or in the portfolio.

Grupo Aval´s financial subsidiaries (namely Banco de Bogotá, Banco de Occidente, Banco Popular, Banco AV Villas, Corficolombiana, AFP Porvenir and the trust companies (Fiduciarias) of the financial subsidiaries) actively participate in money markets, foreign exchange markets and capital markets, for both of their books (for balance sheet risk management and trading) and to provide financial services to their customers. This is done subject to established policies and risk levels. In that regard, they manage different financial asset portfolios within the allowed limits and risk levels.

Market risk arises from open positions of Grupo Aval´s financial subsidiaries in debt security investment portfolios, derivatives and equity instruments. These risks are created by changes in factors such as interest rates, inflation, foreign currency exchange rates, share prices, credit margins of instruments and their volatility, as well as the liquidity in the markets where Grupo Aval operates.

The various business units and trading desks are responsible for ensuring that market risk exposures are well-managed and prudent. The risk management groups and the management help ensure that these risks are measured and closely monitored. A variety of limits and controls are designed to control price and liquidity risk. Market risk is monitored through various measures: statistically (using Value-at-Risk models and related analytical measures); by measures of position sensitivity; and through routine stress testing conducted in collaboration with the business units by the Market Risk Department. The material risks identified by these processes are summarized in reports produced by the Market Risk Department that are circulated to, and discussed with, senior management.

For purposes of our analysis, market risk has been segmented into two categories; trading book risk due to changes in interest rates and exchange rates, and the price risks of investments in equity securities and mutual funds.

4.2.1          Trading Book Risk

Grupo Aval´s financial subsidiaries trade financial instruments for various reasons. The following are the main ones.

•	To offer products tailored to specific customer needs. Some of these products are designed to hedge the financial risks of customers.
•	To take advantage of arbitrage among different yield curves, assets and markets, and to obtain returns with an adequate use of capital.
•

To hedge asset and liability risk positions on proprietary positions, to act on behalf of customers or to take advantage of arbitrage opportunities mainly in foreign exchange and interest rates in both local and foreign markets.

In carrying out these operations, Grupo Aval´s financial subsidiaries take risks, within a set of predetermined limits. These risks are mitigated with the use of derivative products and other financial instruments but mainly with the accomplishment of stablished limits that are permanently monitored by control areas.

The following is a breakdown of Grupo Aval’s financial assets and liabilities exposed to trading risk held at December 31, 2018 and 2017.

Account	December 31, 2018		December 31, 2017 (1)
Financial assets
Debt financial assets
Trading	Ps.	3,762,978	Ps.	2,650,536
Investments in debt securities at FVTPL		31,256		—
Investments in debt securities at FVOCI (at 2017 Available for sale (1))		18,935,757		17,790,127
Total debt securities	Ps.	22,729,991	Ps.	20,440,663
Derivative instruments	Ps.	768,686	Ps.	328,392
Hedging derivatives		30,138		55,261
		798,824		383,653
Total financial assets	Ps.	23,528,815	Ps.	20,824,316
Liabilities
Derivative instruments		811,305		298,665
Hedging derivatives		195,539		13,464
Total financial liabilities		1,006,844		312,129
Net position	Ps.	22,521,971	Ps.	20,512,187

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5

4.2.2          Description of Objectives, Policies and Processes to Manage Trading Risk

The financial subsidiaries of Grupo Aval participate in money markets, foreign exchange markets and capital markets to meet their needs and those of their customers, pursuant to established policies and risk levels. In this respect, they manage different portfolios of financial assets within the limits and risk levels allowed.

The risks assumed by Grupo Aval´s financial subsidiaries in transactions related to the trading or treasury book are consistent with the overall business strategy and its risk appetite; which is based on the market depth for each instrument, its impact on risk-weighted assets and regulatory capital, the profit budget established for each business unit, and the balance sheet structure.

Business strategies are established on the basis of approved limits, in an effort to balance the risk / return relationship. Moreover, there is a structure of limits consistent with Grupo Aval’s general philosophy and is based on capital levels, earnings performance and risk tolerance.

The Market Risk Management System (SARM in Spanish) allows Grupo Aval´s financial subsidiaries to identify, measure, control and monitor the market risk they are exposed to in carrying out their operations.

There are several scenarios in which Grupo Aval´s financial subsidiaries are exposed to trading risks.

•	Interest Rate Risk

Grupo Aval’s financial subsidiaries are exposed to interest rate risk as a result of its market-making activities and proprietary trading in interest rate sensitive financial instruments (e.g., risk arising from changes in the level or implied volatility of interest rates, the timing of mortgage prepayments, the shape of the yield curve and credit spreads for credit sensitive instruments).

•	Foreign Exchange Risk

Grupo Aval’s financial subsidiary’s portfolios are exposed to foreign exchange rate and implied volatility risk as a result of market making negotiation in foreign currencies and from maintaining foreign exchange positions.

•	Equity Price Risk and Mutual Fund Risk

Grupo Aval´s financial subsidiaries are exposed to equity price risk in specific investments and are exposed to mutual fund risk in short term investments in money market or mutual funds.

4.2.2.1          Risk Management

Grupo Aval financial subsidiaries manage their trading positions by employing a variety of risk mitigation strategies. These strategies include diversification of risk exposures and hedging through the purchase or sale of positions in related securities and financial instruments, including a variety of derivative products (e.g., futures, forwards, swaps and options). The financial subsidiaries manage their market risk associated with its trading activities on a decentralized basis, even though the Holding supervises the amount of risk taken in order to ensure that it accomplishes the global appetite.

Senior management and the boards of directors of the banking and financial subsidiaries and its financial subsidiaries play an active role in managing and controlling risk. They do so by analyzing a protocol of established reports and presiding over a number of committees that comprehensively monitor - both technically and fundamentally - the different variables that influence domestic and foreign markets. This process is intended to support strategic decisions.

Analyzing and monitoring the risks that Grupo Aval´s financial subsidiaries take in their operations is essential for decision making and to assess potential effects on its profit or loss. An ongoing analysis of macroeconomic conditions is necessary in order to achieve an ideal combination of risk, return and liquidity.

The risks assumed in financial operations are reflected in a limit structure that includes different types of instruments, specific trading strategies, the market depth in which Grupo Aval´s financial subsidiaries operate, the impact on risk-weighted assets and regulatory capital, as well as the balance sheet structure, according to its risk appetite framework. These limits are monitored daily and reported weekly to the Board of Directors of Grupo Aval´s financial subsidiaries.

In order to minimize interest rate and exchange rate risks in specific positions and transactions, Grupo Aval´s financial subsidiaries manage hedging strategies by taking positions in derivative instruments such as non-deliverable forwards (NDF) related to securities, money market transactions and foreign exchange forwards.

4.2.2.2          Methods Used to Measure Trading Risk

The Market Risk Department independently reviews the Company’s trading portfolios on a regular basis from a market risk perspective utilizing VaR (internal models and standard) and other quantitative and qualitative risk measures and analyses. Each trading business and the market risk departments also use, as appropriate, measures such as sensitivity to changes in interest rates, prices, implied volatilities and time decay to monitor and report market risk exposures. Stress testing, which measures the impact on the value of existing portfolios of specified changes in market factors for certain products, is performed periodically and is reviewed by trading division risk managers, desk risk managers and the market risk department. Reports summarizing material risk exposures are produced by the market risk departments and are disseminated to senior management.

The Boards of Directors and the Risk Committees of Grupo Aval´s financial subsidiaries approve a framework of limits based on the value-at-risk related to the annual budget.

Regulatory VaR (standard calculation)

The Regulatory VaR calculation is primarily used for the Superintendency of Finance’s solvency ratio calculations. Each bank has internal models approved for capital purposes; however, they also maintain internal models in order to manage their day to day risk and profit decisions.

The Superintendency of Finance methodology is based on the Basel II model. This model applies only to the financial subsidiaries’ investment portfolio and excludes investments classified as “held to maturity” and other specific non-trading positions. Total market risk is calculated on a daily basis by aggregating the VaR for each risk exposure category on a ten-day horizon using risk factors calculated in extreme market stress scenarios. VaR at month-end comprises part of the capital adequacy ratio calculation (as set forth in Decree 2555 of 2010). The Superintendency of Finance’s rules require our financial subsidiaries to calculate VaR for the following risk factors: interest rate risk, foreign exchange rate risk, variations in stock price risk and fund risk; correlations between risk factors are not considered. The fluctuations in the portfolio’s VaR depend on sensitivity factors determined by the Superintendency of Finance, modified duration and changes in balances outstanding. The ten-day horizon is defined as the average time in which an entity could sell a trading position in the market.

The VaR calculation for each subsidiary of the financial sector is the aggregate of the VaR of the entity and its subsidiaries.

Grupo Aval´s financial subsidiaries also have parametric and non-parametric models based on the value-at-risk (VaR) method designed for internal management. These models enhance market-risk management by identifying and analyzing variations in risk factors (interest rates, exchange rates and price indexes) with respect to the value of the different instruments that constitute the portfolios. JP Morgan Risk Metrics and the historical simulation method are two examples of such models.

With the use of these methods profit and capital at risk projections have improved resource allocation among the different business units. The methods also allow comparisons of activities in different markets and identification of the riskiest positions in treasury activities. These tools are also used to determine limits on traders’ positions and to review positions and strategies rapidly in response to changes in market conditions.

VaR models have inherent limitations, partially because they rely on historical data, which may not be an indicative of future market conditions. VaR models could overestimate or underestimate the value at risk if market conditions vary significantly and they do not calculate the greatest possible loss. That’s why each company uses additional measurement tools in order to compensate for the VaR limitations; therefore, Expected Shortfall analysis, stress test and back tests are part of the risk measurement tools in the financial subsidiaries.

The methods used to measure VaR are assessed regularly and back-tested to check their efficiency. In addition, Grupo Aval´s financial subsidiaries have tools to carry out portfolio stress and/or sensitivity tests, using extreme scenario simulations. Additionally, there are limits according to the "risk type" associated with each of the instruments comprising the different portfolios. These limits are related to sensitivity or impact on the value of the portfolio as a result of fluctuations of specific risk factors such as: interest rate (Rho), exchange rate (Delta) and volatility (Vega).

Grupo Aval´s financial subsidiaries have counterparty and trading limits for each trader for the different trading platforms in the markets where they operate. These limits are controlled daily by the back and middle offices of each entity. Trading limits for individual traders are assigned based upon the individual´s level in the organization, market and trading experience and product and portfolio management knowledge.

There is also a process to monitor the prices of fixed-income bonds issued abroad published by Precia, the local investment price provider. We monitor daily if there are any significant differences in prices provided by Precia and those observed on other sources of information such as the Bloomberg platform.

In addition, fixed income bonds are subject to a qualitative liquidity analysis to determine the market depth for these type of instruments.

Finally, the daily transaction monitoring process includes controlling different aspects of trading, such as terms of negotiation, non-conventional or off-market transactions, and related party transactions.

According to the standard model, the market value-at-risk (VaR) for Grupo Aval´s financial subsidiaries consolidated at their level of December 31, 2018 and 2017 was as follows:

	December 31, 2018		December 31, 2017
		Basis points of		Basis points of
Bank	Value	regulatory capital	Value	regulatory capital
Banco Bogotá	924,767	116	829,846	109
Banco de Occidente	189,871	75	184,223	56
Banco Popular	162,888	93	125,265	79
Banco AV Villas	37,942	41	18,394	20
Corficolombiana	219,656	12	159,214	9

The following tables show the VaR calculation relating to each of the risk factors described above and based on the Superintendency of Finance Methodology (Regulatory VaR) for the years ended December 31, 2018 and 2017, for a ten-day horizon for each of our Colombian banking subsidiaries (including Corficolombiana). The averages, minimums and maximums are determined based on end-of-the-month calculations.

Banco de Bogotá S.A

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	352,595	387,828	420,474	352,595
Exchange rate	234,509	263,363	298,257	298,257
Shares	6,647	7,605	8,335	8,231
Mutual funds	200,510	226,030	266,906	265,684
VaR portfolio	828,688	884,826	969,931	924,767

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	309,368	342,043	400,828	321,121
Exchange rate	12,424	52,925	304,429	304,429
Shares	7,234	7,068	8,099	8,099
Mutual funds	187,698	184,582	196,197	196,197
VaR portfolio	523,306	586,619	829,846	829,846

Banco de Bogota´s market risk weighted assets remained on average 7.9% of the total risk-weighted assets during the year ended December 31, 2018 and 7.5% on the year ended December 31, 2017.

Banco de Occidente S.A

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	184,106	199,399	218,732	184,106
Exchange rate	595	1,697	3,817	1,479
Shares	—	—	—	—
Mutual funds	2,820	3,849	4,526	4,286
VaR portfolio	187,521	204,945	227,074	189,871

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	140,044	162,463	184,209	174,379
Exchange rate	1,424	3,119	7,034	7,034
Shares	—	—	—	—
Mutual funds	2,580	2,702	2,811	2,811
VaR portfolio	145,108	168,284	190,502	184,224

Banco de Occidente´s market risk weighted assets remained on average 5.6% of the total risk-weighted assets during the year ended December 31, 2018 and 5.9% for the year ended December 31, 2017.

Banco Popular S.A

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	115,829	136,338	154,233	148,343
Exchange rate	2,125	3,867	6,135	3,325
Shares	929	949	963	946
Mutual funds	6,583	6,971	10,420	10,274
VaR portfolio	126,533	148,125	168,310	162,888

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	103,535	115,033	122,910	119,856
Exchange rate	4	662	3,329	3,329
Shares	945	965	967	946
Mutual funds	1,019	1,085	1,203	1,134
VaR portfolio	105,635	117,745	126,486	125,265

Banco Popular´s market risk weighted assets remained on average 8.4% of the total risk-weighted assets during the year ended December 31, 2018 and 7.5% on the year ended December 31, 2017.

Banco Comercial AV Villas S.A

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	12,884	35,893	48,978	37,115
Exchange rate	0	985	2,738	30
Shares	—	—	—	—
Mutual funds	177	1,441	4,455	797
VaR portfolio	15,844	38,319	52,166	37,942

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	12,563	37,998	89,381	14,206
Exchange rate	—	670	1,572	1,448
Shares	—	—	—	—
Mutual funds	481	1,394	6,373	2,741
VaR portfolio	15,198	40,061	89,960	18,394

Banco AV Villas’ market risk weighted assets remained on average 3.8% of the total risk-weighted assets during the year ended December 31, 2018 and 2.2% on the year ended December 31, 2017.

Corficolombiana S.A

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	187,983	201,515	211,039	208,375
Exchange rate	436	4,490	7,707	436
Shares	10,125	10,370	10,954	10,125
Mutual funds	699	856	1,020	720
VaR portfolio	205,505	217,231	226,727	219,656

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	81,334	104,098	144,232	144,232
Exchange rate	656	2,332	4,041	4,041
Shares	9,691	10,601	11,072	10,800
Mutual funds	116	891	2,669	140
VaR portfolio	95,312	117,460	159,214	159,214

Corficolombiana’s market risk weighted assets remained on average 23.8% of the total risk-weighted assets during the year ended December 31, 2018 and 32.3% on the year ended December 31, 2017. As Corficolombiana does not have a relevant number of loans or other significant risk weighted assets, the weight of the market risk weighted assets is higher than in the banks.

Investment Price Risk in Equity Instruments

Equity Investments

As stated above, variations in equity price risk measured based on the regulatory VaR methodology include both equity securities held for trading through profit or losses and non-strategic holdings. In addition, it does not discriminate between listed and unlisted equity investments or between those which consolidate and those which do not. It focuses on investments in non-financial institutions.

Holding periods for many of Corficolombiana’s equity investments exceed ten years. Its largest investments have remained in the portfolio for several years and are intended to remain as permanent investments. At December 31, 2018 and at December 31, 2017, the investments subject to regulatory VaR were holdings in Mineros S.A.

The following table breaks down our investments subject to regulatory VaR by time since initial investments at December 31, 2018 and 2017.

	At December 31,
	2018			2017
	Investment			Investment
	subject to		Percentage	subject to
	Regulatory	Regulatory	of	Regulatory	Regulatory	Percentage of
	VaR	VaR	portfolio	VaR	VaR	portfolio
More than 36 months	45,706	6,719	100%	67,538	9,928	100%
Total	45,706	6,719	100%	67,538	9,928	100%

4.2.3          Structural foreign exchange risk

Grupo Aval´s financial subsidiaries have agencies and subsidiaries offshore and have assets and liabilities in foreign currencies and thus are exposed to changes in the exchange rates, primarily the United States Dollar. Foreign exchange risk is present when there are assets and liabilities denominated in foreign currency, when investments are made in subsidiaries and branches abroad and when there are loan portfolios, and obligations in foreign currency. There is also foreign exchange risk in foreign currency off balance sheet transactions.

Subsidiaries of the financial sector in Colombia are authorized by the country’s central bank (Banco de la República) to trade currencies and to maintain balances in foreign currency in accounts abroad. Colombia law allows for banks to maintain a net daily asset or liability position in foreign currency, determined as the difference in foreign currency denominated rights and foreign currency denominated obligations including both on and off-balance sheet positions. On a separate basis, the average of this difference over three business days cannot exceed twenty percent (20%), or thirty percent (30%) in the case of entities obliged to consolidate financial statements, of the entity’s regulatory capital. On a consolidated basis, the average of this difference over three business days (positive or negative) cannot exceed forty percent (40%) of the consolidated entity´s regulatory capital.

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity’s regulatory capital. The regulatory capital that is used is that of the last business day of the prior month at the average of the exchange rate set by the Superintendency of Finance at the end of the previous month or last calculation on a consolidated basis.

A substantial amount of Grupo Aval’s foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2018 and 2017 are shown below:

December 31, 2018

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	4,859	1,075	19,297,896
Investments in debt securities at fair value through profit or loss	121	15	441,801
Investments in debt securities at fair value through OCI	2,201	589	9,068,739
Investments in debt securities at amortized cost	10	—	32,321
Loan portfolio financial assets at amortized cost	15,923	4,706	67,023,090
Trading derivatives	222	1	725,433
Hedge derivatives	9	—	30,138
Other accounts receivable	246	176	1,370,820
Total financial assets	23,591	6,562	97,990,238

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Trading derivatives	236	3	776,162
Hedge derivatives	60	—	195,539
Customer deposits	14,914	5,077	64,971,825
Financial obligations	9,457	666	32,899,230
Accounts payable	442	—	1,437,447
Total financial liabilities	25,109	5,746	100,280,203
Net financial asset (liability) position	(1,518)	816	(2,289,965)

December 31, 2017

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	3,541	1,052	13,706,552
Investments in debt securities held for trading	134	24	470,430
Investments in securities available-for-sale	2,564	631	9,532,417
Investments in debt securities held-to-maturity	17	—	50,695
Loan portfolio financial assets at amortized cost	16,217	4,500	61,817,662
Trading derivatives	91	1	274,691
Hedge derivatives	19	—	55,261
Other accounts receivable	161	202	1,083,678
Total financial assets	22,744	6,410	86,991,386

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Trading derivatives	85	1	256,865
Hedge derivatives	5	—	13,464
Customer deposits	14,572	4,909	58,087,999
Financial obligations	8,624	690	27,808,291
Accounts payable	437	—	1,304,929
Total financial liabilities	23,723	5,600	87,471,548
Net financial asset (liability) position	(979)	810	(480,162)

Grupo Aval’s financial subsidiaries hedge their foreign exchange exposure using derivatives, especially forwards. The net foreign currency position of each subsidiary is monitored on a daily basis.

Grupo Aval has a number of investments in foreign subsidiaries and branches whose net assets are exposed to foreign exchange risk because of the translation of gains or losses for the purpose of consolidating their financial statements. The exposure arising from net assets in foreign operations is hedged primarily with financial obligations, bonds issued to the market and foreign exchange derivative instruments.

The following table includes a sensitivity analysis of the foreign exchange effect on Grupo Aval’s equity and the foreign exchange effect on profit before taxes if the peso value of the U.S. dollar increases or decrease by Ps. 100 Colombian Peso per U.S. dollar:

December 31, 2018

	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(33,579)	Ps.	33,579
Foreign exchange effect on profit before taxes		(53,300)		53,300

December 31, 2017

	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	9,205	Ps.	(9,205)
Foreign exchange effect on profit before taxes		15,342		(15,342)

4.2.4          Structural Interest Rate Risk

Non-trading instruments consist primarily of loans and deposits. Our financial subsidiaries’ primary market risk exposure in their non-trading instruments is interest rate risk, which arises from the possibility of changes in market interest rates. Such changes in market interest rates affect our financial subsidiaries’ net interest income due to timing differences on the repricing of their assets and liabilities. Our financial subsidiaries are also affected by gaps in maturity dates and interest rates in the different asset and liability accounts.

Grupo Aval´s financial subsidiaries are exposed to fluctuations in market interest rates that impact their financial positions and cash flows. They monitor their interest rate risk on a daily basis and set limits to the asset and liability mismatches when they are repriced.

Grupo Aval´s financial subsidiaries analyze their interest rate exposure in a dynamic way. Scenario modelling considers renewal of existing positions, financing alternatives and hedges. Considering these scenarios, the financial subsidiaries calculate the profit and loss impact for a given change in interest rates.

The following table shows interest rates exposure for assets and liabilities at December 31, 2018 and 2017. In this table, fixed rate instruments are classified according to the maturity date and floating rate instruments are classified according to the re-pricing date. The following analysis includes all the global interest rate exposure in each bucket for our financial subsidiaries:

December 31, 2018

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	3,110,667	Ps.	—	Ps.	—	Ps.	—	Ps.	25,290,616	Ps.	28,401,283
Investments in debt securities at FVTPL		25,077		376,999		1,216,834		2,175,324		—		3,794,234
Investments in debt securities at FVOCI		131,497		2,056,389		1,163,367		15,584,504		—		18,935,757
Investments in debt securities at amortized cost		671,047		951,850		1,348,691		1,028		—		2,972,616
Service concession arrangements		—		—		—		2,488,414		—		2,488,414
Commercial loans and leases		28,546,532		29,463,725		9,612,217		34,786,503		—		102,408,977
Consumer loans and leases		10,538,797		7,975,944		2,566,425		34,373,898		—		55,455,064
Mortgages and housing leases		7,649,242		1,771,712		419,518		8,751,631		—		18,592,103
Microcredit loans and leases		31,729		17,956		38,304		337,708		—		425,697
Other accounts receivable		—		—		—		3,043,403		4,025,717		7,069,120
Total Assets	Ps.	50,704,588	Ps.	42,614,575	Ps.	16,365,356	Ps.	101,542,413	Ps.	29,316,333	Ps.	240,543,265

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	22,377,653	Ps.	—	Ps.	—	Ps.	—	Ps.	17,325,225	Ps.	39,702,878
Time deposits		9,741,623		28,546,101		15,447,825		13,117,463		—		66,853,012
Saving deposits		36,523,899		20,697,540		—		—	.	—		57,221,439
Other deposits		—		—		—		—		582,122		582,122
Interbank and overnight funds		6,099,084		714,994		—		—		—		6,814,078
Borrowing from banks and other		1,566,524		11,497,277		1,164,075		6,382,890		—		20,610,766
Long-term debt		73,565		3,369,988		656,291		16,040,506		—		20,140,350
Borrowing from development entities		563,370		259,194		1,607,273		1,216,959		—		3,646,796
Total Liabilities	Ps.	76,945,718	Ps.	65,085,094	Ps.	18,875,464	Ps.	36,757,818	Ps.	17,907,347	Ps.	215,571,441

December 31, 2017

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	2,378,528	Ps.	—	Ps.	—	Ps.	—	Ps.	19,958,310	Ps.	22,336,838
Debt securities held for trading		169,328		497,031		580,030		1,404,147		—		2,650,536
Debt securities available-for-sale		495,315		1,537,630		1,300,390		14,456,792		—		17,790,127
Debt securities held-to-maturity		722,026		832,703		1,338,712		5,598		—		2,899,039
Service concession arrangements		—		—		—		2,282,611		—		2,282,611
Commercial loans and leases		21,760,032		43,162,885		7,089,736		27,416,241		—		99,428,894
Consumer loans and leases		10,003,247		8,953,299		1,731,816		29,694,533		—		50,382,895
Mortgages and housing leases		3,539,706		5,354,545		404,417		6,852,631		—		16,151,299
Microcredit loans and leases		26,553		18,028		38,197		326,910		—		409,688
Other accounts receivable		—		—		—		890,896		3,575,238		4,466,134
Total Assets	Ps.	39,094,735	Ps.	60,356,121	Ps.	12,483,298	Ps.	83,330,359	Ps.	23,533,548	Ps.	218,798,061

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	20,597,270	Ps.	—	Ps.	—	Ps.	—	Ps.	15,420,332	Ps.	36,017,602
Time deposits		12,733,132		24,212,202		13,456,116		12,214,713		—		62,616,163
Saving deposits		55,778,677		—		—		—		—		55,778,677
Other deposits		—		—		—		—		472,782		472,782
Interbank and overnight funds		4,836,246		134,184		—		—		—		4,970,430
Borrowing from banks and other		3,249,799		5,801,906		2,200,184		6,953,431		—		18,205,320
Long-term debt		123,261		6,500,197		416,407		12,062,331		—		19,102,196
Borrowing from development entities		523,786		1,353,790		93,154		1,027,360		—		2,998,090
Total Liabilities	Ps.	97,842,171	Ps.	38,002,279	Ps.	16,165,861	Ps.	32,257,835	Ps.	15,893,114	Ps.	200,161,260

As part of their management of interest rate risk, to complement the gap analysis, our financial subsidiaries analyze the interest rate mismatches in terms of duration, between their interest-earning assets and their interest-earning liabilities. Different shocks to risk factors (for example Colombian interest rate) allow each bank to review the performance of the gap analysis and the financial margin to movements on the market variables. As of December 31, 2018, if interest rates had been 50 basis points higher with all other variables held constant, Grupo Aval’s income from interest-bearing financial assets would have increased by Ps. 965,789 and the expense of financial liabilities with interest would have increased by Ps. 1,039,332. An increase of 100 basis points in interest rates would have increased the income of financial assets Ps. 1,931,579 and expenses for liabilities Ps. 2,078,664. A reduction of 50 or 100 basis points in interest rates would have reduced income and expenses in the same amounts.

For the year ended on December 31, 2017, a 50 basis points increase in interest rates, with all the other variables constant, Grupo Aval´s revenue from interest earning financial assets would have increased by Ps. 893,925 and the expense from interest bearing financial liabilities would have increased by Ps. 973,911. A 100 basis points increase in interest rates would have increased revenues from by Ps. 1,787,849 and expenses by Ps. 1,947,823. A 50 or 100 basis point reduction in interest rates would have decreased income and expenses by the same amounts.

The following is a breakdown of interest bearing assets and liabilities, by interest rate type and by maturity, at December 31, 2018 and 2017.

December 31, 2018

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,014,270	Ps.	1,096,397	Ps.	—	Ps.	—	Ps.	25,290,616	Ps.	28,401,283
Investments in debt securities at FVTPL		159,486		1,459,424		231,620		1,943,704		—		3,794,234
Investments in debt securities at FVOCI		13,532		3,337,721		872,882		14,711,622		—		18,935,757
Investments in debt securities at amortized cost		1,349,722		725,704		896,162		1,028		—		2,972,616
Service concession arrangements		—		—		2,488,414		—		—		2,488,414
Commercial loans and leases		44,094,950		4,259,106		51,184,839		2,870,082		—		102,408,977
Consumer loans and leases		1,099,251		14,713,486		10,482,629		29,159,698		—		55,455,064
Mortgages and housing leases		53,296		330,277		10,924,349		7,284,181		—		18,592,103
Microcredit loans and leases		2,698		223,954		3,582		195,463		—		425,697
Other account receivables		397		—		2,989,292		53,714		4,025,717		7,069,120
Total Assets	Ps.	48,787,602	Ps.	26,146,069	Ps.	80,073,769	Ps.	56,219,492	Ps.	29,316,333	Ps.	240,543,265

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	—	Ps.	22,377,653	Ps.	—	Ps.	—	Ps.	17,325,225	Ps.	39,702,878
Time deposits		11,332,638		33,720,396		6,801,559		14,998,419		-		66,853,012
Saving deposits		16,485,565		40,735,874		—		—	.	-		57,221,439
Other deposits		—		—		—		—		582,122		582,122
Interbank and overnight funds		3,492,343		3,321,735		—		—		—		6,814,078
Borrowing from banks and other		3,406,673		9,984,328		2,899,475		4,320,290		—		20,610,766
Long-term debt		749,442		804,281		6,650,249		11,936,378		—		20,140,350
Borrowing from development entities		638,286		149,508		2,852,178		6,824		—		3,646,796
Total Liabilities	Ps.	36,104,947	Ps.	111,093,775	Ps.	19,203,461	Ps.	31,261,911	Ps.	17,907,347	Ps.	215,571,441

December 31, 2017

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	—	Ps.	2,378,528	Ps.	—	Ps.	—	Ps.	19,958,310	Ps.	22,336,838
Debt securities held for trading		140,796		1,153,157		331,589		1,024,994		—		2,650,536
Debt securities available-for-sale		44,213		3,289,129		2,128,817		12,327,968		—		17,790,127
Debt securities held-to-maturity		2,841,714		51,727		—		5,598		—		2,899,039
Service concession arrangements		—		—		2,282,611		—		—		2,282,611
Commercial loans and leases		37,026,675		10,240,136		49,061,715		3,100,368		—		99,428,894
Consumer loans and leases		942,057		15,282,475		9,725,059		24,433,304		—		50,382,895
Mortgages and housing leases		74,604		477,646		9,695,527		5,903,522		—		16,151,299
Microcredit loans and leases		2,266		207,099		4,550		195,773		—		409,688
Other account receivables		—		—		842,173		48,723		3,575,238		4,466,134
Total Assets	Ps.	41,072,325	Ps.	33,079,897	Ps.	74,072,041	Ps.	47,040,250	Ps.	23,533,548	Ps.	218,798,061

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	—	Ps.	20,597,270	Ps.	—	Ps.	—	Ps.	15,420,332	Ps.	36,017,602
Time deposits		10,785,649		33,777,955		7,605,647		10,446,912		—		62,616,163
Saving deposits		9,156,432		46,622,245		—		—	.	—		55,778,677
Other deposits		—		—		—		—		472,782		472,782
Interbank and overnight funds		106,495		4,863,935		—		—		—		4,970,430
Borrowing from banks and other		4,327,736		5,026,923		3,900,072		4,950,589		—		18,205,320
Long-term debt		534,852		851,809		6,772,587		10,942,948		—		19,102,196
Borrowing from development entities		373,707		11,399		2,608,953		4,031		—		2,998,090
Total Liabilities	Ps.	25,284,871	Ps.	111,751,536	Ps.	20,887,259	Ps.	26,344,480	Ps.	15,893,114	Ps.	200,161,260

Disclosure of risk management, liquidity risk [text block]

4.3          Liquidity Risk

Liquidity risk management has always been a basic element of Grupo Aval’s business strategy and a fundamental cornerstone, together with capital, on which the strength of its balance sheet rests. Liquidity risk is related to the inability of Grupo Aval´s financial subsidiaries to fulfill their obligations with customers, financial market counterparties, lenders, suppliers, authorities or other stakeholders at any given moment, in any currency and in any location.

Structural liquidity management aims to finance the activity’s recurring nature of each company under optimal terms of time and cost, avoiding taking unwanted liquidity risks. In Grupo Aval, the financing and liquidity model is decentralized and based on autonomous subsidiaries that are responsible for covering their own liquidity needs. Therefore, each entity reviews its available resources on a daily basis in order to control its liquidity risk.

Grupo Aval financial subsidiaries are responsible for covering the liquidity needs arising from its current and future activity. In consequence, they will either take deposits from its customers in its area of influence, or by resorting to the wholesale markets where it operates. As a result, Grupo Aval financial subsidiaries have a considerable capacity to attract stable deposits, as well as a significant liquidity to raise funds in the wholesale markets.

The policies with respect to liquidity risk at Grupo Aval and our financial subsidiaries are directed at complying with the guidelines established by the Superintendency of Finance (which, in turn, follow some of the main guidelines of Basel II Accord of 2004). These guidelines require that Colombian financial subsidiaries establish a system for the administration of liquidity risks (Sistema de Administración de Riesgo de Liquidez) which includes the identification, measurement, control and monitoring functions required to ensure the management of day to day liquidity requirements, adjust to minimum requirements in terms of liquidity buffers and establish liquidity contingency plans to deal with any unexpected situation.

The methodology for the assessment and measurement of liquidity risk at BAC has also strong standards and includes:

a)  Generation of liquidity GAP analysis by currency for the short and long term, including normal and stressed scenarios. b) Coverage indicators by currency for sight and 30 days, in normal and stressed scenarios c) Prudential regulation indicators of maturity by currency for 1 and 3 months d) Indicator of liquidity coverage by currency according to regulatory provisions. e) Internal measurements to qualify liquidity risk by currency (global liquidity indicator).

Therefore, financial subsidiaries controlled by Grupo Aval are required to maintain adequate liquidity positions based on the Superintendency of Finance’s liquidity parameters, using a short-term liquidity index (Indicador de Riesgo de Liquidez), or “IRL,” that measures liquidity for different time horizons from 1 to 90 days. This index is defined as the difference between adjusted liquid assets and net liquidity requirements. Liquid assets include total debt securities adjusted by market liquidity and exchange rate, excluding investments classified as “held to maturity” different from mandatory investments, Central Bank deposits and available cash. Net liquidity requirements are the difference between expected contractual asset and contractual and non-contractual liability cash flows. Cash flows from past due loans are not included in this calculation.

Grupo Aval´s financial subsidiaries assess the volatility of deposits, debt levels, the asset and liability structure, the liquidity of different asset types, the availability of lines of credit and the effectiveness of asset and liability management. The objective is to have adequate liquidity to manage possible stress scenarios.

The quantification of money market funding is an integral part of the liquidity measurement carried out by each entity. Based on statistical analysis, primary and secondary sources of liquidity are identified in order to ensure funding stability and diversification, and to minimize concentration.

Resource availability is monitored on a daily basis, not only to meet reserve requirements, but also to forecast and/or anticipate potential changes in the entities´ liquidity risk profile and make the appropriate changes in strategy. The financial subsidiaries have liquidity warning indicators to analyze the current situation and to implement the adequate strategy. These indicators include the IRL (Indice de Riesgo de Liquidez), deposit concentration levels and use of the Central Bank’s discount window.

Senior management of Grupo Aval´s financial subsidiaries monitor the institutions’ liquidity situation and make the necessary decisions in the Asset and Liability Committees. These committees analyze the quality of the liquid assets that must be maintained, the tolerance in terms of liquidity management and minimum liquidity levels. Through the ALCO the senior management also approves policies regarding placement of excess liquidity, strategies for diversification of funding sources to prevent deposit concentration, hedging strategies and changes in the balance sheet structure.

Financial subsidiaries in Colombia and other countries must maintain cash on hand and in Central Bank deposits in order to comply with reserve requirements. The reserve requirement calculation is based upon the daily average of the different types of deposits on a biweekly basis. As of December 31, 2018, and 2017, all of Grupo Aval´s financial subsidiaries comply with reserve requirements. Details on the requested percentage in each country are shown below:

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	11%
	Time deposits < 18 months	4.5%
Guatemala	Deposits and Capital raising	11.6%
El Salvador	1st Demand deposits (1)	25%
	2nd Demand deposits (2)	25%
	3rd Debt securities	50%
Honduras	Demand deposits	12%
	Mandatory investment in local currency	5%
	Mandatory investment in foreign currency	12%
Nicaragua	Daily, Liabilities in local and foreign currency	12%
	Biweekly, Liabilities in local and foreign currency	14%
Costa Rica	Deposits in local and foreign currency	15%
	Capital raising in local and foreign currency	15%
(1)	This refer to demand deposits in Central Bank or overseas banks.
(2)	This refer to demand deposits in Central Bank, overseas banks or debt securities issue by the Central Bank.

There are no reserve requirements for our subsidiaries located in Panamá because there is no Central Bank to regulate such requirements.

The following is a breakdown by different time of the Liquid Assets and the LRI – Liquidity Risk Indicator for the specified time bucket, as per the separate figures of each of our financial subsidiaries at December 31, 2018 and 2017.

December 31, 2018

	Liquid assets
	available at the end	From 1 to 7 days	From 1 to 30 days	From 31 to 90
Bank	of the year (1)	(2)	(2)	days (2)
Banco de Bogotá	10,936,886	10,370,295	8,892,523	321,897
Banco Occidente	5,913,723	5,244,524	4,185,759	1,631,575
Banco Popular	3,622,232	3,305,221	2,505,573	164,075
Banco AV Villas	2,035,362	1,724,944	1,304,447	(37,659)
Corficolombiana	1,131,464	585,045	386,081	(159,983)

December 31, 2017

	Liquid assets
	available at the end	From 1 to 7 days	From 1 to 30 days	From 31 to 90
Bank	of the year (1)	(2)	(2)	days (2)
Banco de Bogotá	9,883,150	9,446,780	7,161,523	1,082,066
Banco Occidente	5,685,570	5,470,184	4,552,769	1,346,442
Banco Popular	2,905,827	2,629,285	1,726,392	(256,330)
Banco AV Villas	1,776,252	1,701,634	1,506,404	478,347
Corficolombiana	1,603,609	1,059,878	649,166	361,394
(1)

Liquid assets are the sum of the assets that are readily convertible to cash. These assets include cash on hand and bank deposits including Central Bank deposits, securities or in money market transactions and have not been used in borrowing operations in the money market. It also includes investments coupons that have been transferred to the entity in debt securities recorded at fair value, investments in mutual funds with no withdrawal restrictions, and debt securities carried at amortized cost, provided they are legally required or “mandatory” investments, subscribed in the primary market and that can be used for money market operations. The value of the liquid assets mentioned above, is calculated at the fair value market price on the date of the assessment.

(2)

This amount is the remaining value of the liquid assets in the specified time period, or the LRI, that is calculated as the difference among the liquid assets and the liquidity requirement. The liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during the period according to the LRI methodology.

The liquidity calculations described above assume normal liquidity conditions, according to the contractual flows and historical experience of each financial subsidiaries. In extreme liquidity events caused by unusual deposit withdrawals, the financial subsidiaries have contingency plans that include available credit lines with other financial institutions and access to special lines of credit with Colombia´s Central Bank, in accordance with current regulations. These lines of credit are granted when required and are collateralized by Colombian government securities and by a portfolio of high quality loans, as specified in the Central Bank regulations. Grupo Aval´s financial subsidiaries did not access the Central Bank special lines of credit during the years ended at December 31, 2018 and 2017.

The following is a breakdown by contractual undiscounted cash flows of the financial assets and liabilities including contractual interest receivable and payable at December 31, 2018 and 2017.

December 31, 2018

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	28,450,114	Ps.	—	Ps.	—	Ps.	—	Ps.	28,450,114
Investments in debt securities at FVTPL		576,072		350,307		1,026,669		2,018,209		3,971,257
Investments in debt securities at FVOCI		163,389		2,272,601		1,547,078		18,292,502		22,275,570
Investments in debt securities at amortized cost		1,691,200		447,674		866,184		1,019		3,006,077
Commercial loans and leases		12,524,966		24,196,186		13,982,791		58,838,873		109,542,816
Consumer loans and leases		6,218,323		12,707,647		7,369,756		45,240,501		71,536,227
Mortgages and housing leases		297,155		1,376,279		1,626,730		32,061,546		35,361,710
Microcredit loans and leases		58,093		125,474		128,180		256,278		568,025
Trading derivatives		476,088		244,385		22,483		14,216		757,172
Hedging derivatives		28,941		4,083		—		—		33,024
Other accounts receivable		4,260,837		—		397		2,929,814		7,191,048
Other assets		631,231		—		—		—		631,231
Total Assets	Ps.	55,376,409	Ps.	41,724,636	Ps.	26,570,268	Ps.	159,652,958	Ps.	283,324,271

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	39,708,169	Ps.	—	Ps.	—	Ps.	—	Ps.	39,708,169
Time Deposits		8,375,127		26,030,729		15,605,292		20,730,824		70,741,972
Saving deposits		57,443,560		—		—		—		57,443,560
Other deposits		582,122		—		—		—		582,122
Interbank and overnight funds		6,813,329		—		—		—		6,813,329
Borrowing from banks and other		1,665,739		8,779,185		4,490,249		7,248,223		22,183,396
Long-term debt		138,362		904,752		1,896,186		21,493,625		24,432,925
Borrowing from development entities		145,712		578,545		423,122		3,189,314		4,336,693
Trading derivatives		515,697		236,390		20,305		27,955		800,347
Hedging derivatives		182,849		6,587		6,718		—		196,154
Other liabilities		6,884,154		896,154		67,042		299		7,847,649
Total Liabilities	Ps.	122,454,820	Ps.	37,432,342	Ps.	22,508,914	Ps.	52,690,240	Ps.	235,086,316

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,297,206	Ps.	9,742	Ps.	4,222	Ps.	2,370	Ps.	2,313,540
Standby letters of credit		928,585		208		2		—		928,795
Overdraft facility		306,740		—		—		—		306,740
Standby credit card facility		20,409,059		—		—		—		20,409,059
Undrawn approved loans		3,612,600		—		—		—		3,612,600
Others		394,688		—		—		—		394,688
Total Commitments Loans	Ps.	27,948,878	Ps.	9,950	Ps.	4,224	Ps.	2,370	Ps.	27,965,422

December 31, 2017

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	23,420,225	Ps.	—	Ps.	—	Ps.	—	Ps.	23,420,225
Investments in debt securities held for trading		913,190		310,701		619,023		1,316,239		3,159,152
Investments in securities available-for-sale		622,057		1,968,847		1,810,606		18,818,121		23,219,631
Investments in debt securities held-to-maturity		649,833		934,821		1,576,581		5,946		3,167,181
Commercial loans and leases		14,641,827		30,985,969		15,378,967		66,048,385		127,055,148
Consumer loans and leases		4,524,515		12,114,983		7,186,854		34,943,876		58,770,228
Mortgages and housing leases		263,314		1,228,796		1,434,850		28,060,685		30,987,645
Microcredit loans and leases		49,932		117,240		119,397		261,625		548,194
Trading derivatives		249,305		103,245		33,859		29,329		415,738
Hedging derivatives		52,122		2,657		1,752		—		56,531
Other accounts receivable		3,745,261		238		163		1,013,167		4,758,829
Other assets		482,636		—		—		—		482,636
Total Assets	Ps.	49,614,217	Ps.	47,767,497	Ps.	28,162,052	Ps.	150,497,373	Ps.	276,041,139

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	40,840,666	Ps.	—	Ps.	—	Ps.	—	Ps.	40,840,666
Time Deposits		9,583,488		21,734,913		15,150,201		21,094,851		67,563,454
Saving deposits		58,656,060		—		—		—		58,656,060
Other deposits		471,645		—		—		34,275		505,920
Interbank and overnight funds		4,274,983		166,891		—		—		4,441,874
Borrowing from banks and other		1,963,636		6,359,672		4,262,502		8,417,134		21,002,945
Long-term debt		52,468		5,780,195		531,963		18,902,134		25,266,760
Borrowing from development entities		36,954		258,909		301,372		4,338,700		4,935,935
Trading derivatives		120,429		377,898		3,918		7,107		509,351
Hedging derivatives		13,345		119		—		—		13,464
Other Liabilities		6,517,069		58,605		50,583		—		6,626,258
Total Liabilities	Ps.	122,530,743	Ps.	34,737,201	Ps.	20,300,540	Ps.	52,794,200	Ps.	230,362,686

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,591,109	Ps.	2,158	Ps.	—	Ps.	3,066	Ps.	2,596,333
Standby letters of credit		1,080,986		154,068		—		56		1,235,110
Overdraft facility		75,225		—		—		—		75,225
Standby credit card facility		19,816,305		—		—		—		19,816,305
Undrawn approved loans		4,468,837		—		—		—		4,468,837
Others		242,910		—		—		—		242,910
Total Commitments Loans	Ps.	28,275,372	Ps.	156,226	Ps.	—	Ps.	3,122	Ps.	28,434,720

Disclosure of risk management, regulatory capital management [text block]

4.4          Regulatory capital management

As of December, 31 2018, Grupo Aval is not subject to requirements of minimum capital; consequently, regulatory capital management of Grupo Aval focuses on complying with requirements at the financial subsidiaries level, pursuant to the rules established under Colombian law and regulation or under the laws and regulation of the jurisdictions where the subsidiaries operate.

Grupo Aval’s financial subsidiaries are subject to a “Total Solvency Risk Ratio” (Total Regulatory Capital/Risk Weighted Assets) of at least 9% and a “Basic Solvency Risk Ratio” (Basic Ordinary Regulatory Capital/Risk Weighted Assets) of at least 4.5%.

As of December 31, 2018, and 2017, all of Grupo Aval´s financial subsidiaries comply with minimum regulatory capital requirements.

Following is the detail of the calculation of the minimum regulatory capital, required for the entities regulated by the Superintendency of Finance:

	December 31, 2018
		Banco de		Banco AV
Regulatory Capital	Banco de Bogotá	Occidente	Banco Popular	Villas	Corficolombiana
Regulatory Capital	17,730,918	3,917,005	2,170,075	1,176,179	3,631,640
Basic ordinary equity	11,655,669	3,166,981	1,648,438	1,106,529	3,381,550
Basic additional equity	6,075,249	750,024	521,637	69,650	250,090
Market risk	10,275,186	1,754,924	1,809,867	421,379	2,440,618
Credit risk	120,604,192	29,405,386	19,624,155	10,759,423	7,834,598
Total assets weighted by risk	130,879,378	31,160,310	21,434,022	11,180,802	10,275,216
Total solvency risk index.	13.55%	12.57%	10.12%	10.52%	35.34%
Basic solvency risk index.	8.91%	10.16%	7.69%	9.90%	32.91%

	December 31, 2017
		Banco de		Banco AV
Regulatory Capital	Banco de Bogotá	Occidente	Banco Popular	Villas	Corficolombiana
Regulatory Capital	16,749,137	4,007,636	2,090,131	1,195,815	2,666,487
Basic ordinary equity	10,870,598	3,123,860	1,774,823	1,060,749	2,295,929
Basic additional equity	5,878,538	883,776	315,309	135,066	370,558
Market risk	9,220,514	1,660,535	1,391,833	204,852	1,769,041
Total assets weighted by risk	123,708,231	28,165,602	18,452,556	9,493,492	7,246,604
Total solvency risk index.	13.54%	13.44%	10.53%	12.33%	36.80%
Basic solvency risk index.	8.79%	10.47%	8.94%	10.94%	31.68%

Despite the above, Grupo Aval will be subject to requirements of minimum capital in compliance with the new regulation of the Superintendency of Finance in Colombia, according with the explanation in “New Risk Framework by the Colombian Superintendence” section. In addition, Decree 1477 was issued on August 6, 2018, aligning the capital requirements of Colombian financial institutions to Basel III standards, specifically, definitions of tier 1 and tier 2 equity and risk weighed assets and incorporating buffers for equity conservation and for systematically important entities. The decree includes an 18-month transition period, which expires on February 2020, and therefore the obligation of Grupo Aval´s financial subsidiaries to meet the requirements will be based on financial statements as of December 31, 2020.